FINANCIAL SERVICES INTERNATIONAL                                  NORTH AMERICA



ING FUNDS PROSPECTUS

July 1, 1999

Class I Shares



STOCK FUNDS

ING LARGE CAP GROWTH FUND
ING GROWTH & INCOME FUND
ING MID CAP GROWTH FUND
ING SMALL CAP GROWTH FUND
ING BALANCED FUND
ING GLOBAL BRAND NAMES FUND
ING INTERNATIONAL EQUITY FUND
ING EMERGING MARKETS EQUITY FUND
ING EUROPEAN EQUITY FUND
ING TAX EFFICIENT EQUITY FUND
ING FOCUS FUND
ING GLOBAL INFORMATION TECHNOLOGY FUND
ING GLOBAL REAL ESTATE FUND























                                                                [ING FUNDS LOGO]

ING FUNDS TRUST                                                      PROSPECTUS
P.O. BOX 1239
MALVERN, PA 19355-9836
GENERAL & ACCOUNT INFORMATION: 1-877-INFO-ING OR 1-877-463-6464

   This Prospectus describes thirteen funds (each, a "Fund" and, collectively, the "Funds") of the ING Funds Trust (the "Trust"), managed by ING Mutual Funds Management Co. LLC, a Delaware limited liability company (the "Manager"). The Manager has delegated certain of its investment advisory activities to the sub-advisers described herein (each a "Sub-Adviser", and collectively, the "Sub-Advisers"). The Manager and its Sub-Advisers are wholly-owned indirect subsidiaries of ING Groep, N.V. ("ING Group"). The Funds and their investment objectives are:

   Each of the ING Large Cap Growth Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING International Equity Fund, ING Emerging Markets Equity Fund, ING European Equity Fund, ING Focus Fund, ING Global Brand Names Fund and ING Global Information Technology Fund seeks to provide investors with long-term capital appreciation.

   Each of the ING Growth & Income Fund, ING Balanced Fund and ING Global Real Estate Fund seeks to provide investors with high total return.

   The ING Tax Efficient Equity Fund seeks to provide taxable investors with a high total return on an after-tax basis.

   Each Fund offers five different classes of shares -- Class A shares, Class B shares, Class C shares, Class X shares and Class I shares. The Class I shares are offered in this Prospectus and may be purchased only by retirement plans affiliated with ING Group. The Class A, Class B, Class C and Class X shares are offered under separate prospectuses. Shares of the Funds are sold to the public by ING Funds Distributor, Inc. (the "Distributor").

--------------------------------------------------------------------------------
   SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ING GROUP OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER
GOVERNMENT AGENCY AND MAY INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE
LOSS OF PRINCIPAL. THE NET ASSET VALUE OF THE FUNDS WILL FLUCTUATE FROM TIME
TO TIME. THERE CAN BE NO ASSURANCE THAT THE FUNDS' INVESTMENT OBJECTIVES WILL
BE ACHIEVED.
--------------------------------------------------------------------------------

   This Prospectus sets forth concisely the information a prospective investor should know before investing in the Funds and should be read and retained for information about each Fund. A statement of additional information (the "SAI"), dated July 1, 1999, as amended or supplemented from time to time, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding the Funds. The SAI is also available without charge and can be obtained by writing or calling the Funds at the address and telephone number printed above.

--------------------------------------------------------------------------------
   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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                                  July 1, 1999

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
HIGHLIGHTS...............................................................    1
FUND EXPENSES............................................................    5
THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS.......................    9
MANAGEMENT OF THE FUNDS..................................................   12
FUND SHARE VALUATION.....................................................   19
PURCHASE OF FUND SHARES..................................................   19
REDEMPTION OF FUND SHARES................................................   20
EXCHANGE OF FUND SHARES..................................................   21
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.................................   22
DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES.......................   23
RISKS OF INVESTING IN THE FUNDS..........................................   31
OTHER INFORMATION........................................................   35

                                   HIGHLIGHTS

THE FUNDS

   Each Fund is a separate investment fund or portfolio, commonly known as a mutual fund. The Funds are portfolios of the ING Funds Trust (the "Trust"), a Delaware business trust organized under the laws of the State of Delaware as an open-end management investment company on July 30, 1998. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of each Fund.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

   This Prospectus describes thirteen funds managed by ING Mutual Funds Management Co. LLC (the "Manager") and sub-advised by the applicable Sub-Adviser. Each Fund has a distinct investment objective and policies. There can be no assurance that any Fund will achieve its investment objective.

   ING Large Cap Growth Fund. The ING Large Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of large companies (i.e., companies with market capitalizations of more than $1 billion at the time of acquisition).

   ING Growth & Income Fund. The ING Growth & Income Fund seeks to provide investors with high total return. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities. As a general matter, the Fund expects these investments to earn income.

   ING Mid Cap Growth Fund. The ING Mid Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of medium-sized companies (i.e., companies with market capitalizations falling within the Russell Mid Cap Index at the time of acquisition).

   ING Small Cap Growth Fund. The ING Small Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of smaller companies (i.e., companies with market capitalizations falling within the Russell 2500 Growth at the time of acquisition).

   ING Balanced Fund. The ING Balanced Fund seeks to provide investors with high total return. The Fund primarily invests in a combination of mid- and large-capitalization equity securities, intermediate-maturity fixed income securities and money market instruments. The average maturity of the fixed income securities in the Fund will, under normal circumstances, be approximately five years, although this will vary with changing market conditions.

   ING Global Brand Names Fund. The ING Global Brand Names Fund is a non-diversified fund that seeks to provide investors with long-term capital appreciation. Under normal conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located in at least three different countries including the United States, which, in the Sub-Adviser's opinion, have well recognized franchises, a global presence and derive most of their revenues from sales of consumer goods. The companies in which the Fund invests either have leading market positions or, in the Sub-Adviser's opinion have the potential to achieve leading market positions in the foreseeable future.

   ING International Equity Fund. The ING International Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least seven different countries, outside of the United States.

   ING Emerging Markets Equity Fund. The ING Emerging Markets Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of emerging market issuers. Under normal market conditions, the Fund will maintain investments in at least seven emerging market countries and will not invest more than 25% of its total assets in any one emerging market country. For these purposes, the Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing or any country determined by the Sub-Advisers to have emerging economics or developing markets. The Fund considers emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries, that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded, or that are organized under the laws of and have a principal office in an emerging market country.

   ING European Equity Fund. The ING European Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of European issuers. For these purposes, the Fund considers European issuers to be companies the securities of which are principally traded in the European capital markets, that derive at least 50% of their total revenue from either goods produced or services rendered in countries located in Europe, regardless of where the securities of such companies are principally traded, or that are organized under the laws of and have a principal office in a European country.

   ING Tax Efficient Equity Fund. The ING Tax Efficient Equity Fund seeks to provide taxable investors with high total return on an after-tax basis. In attempting to achieve its investment objective, the Fund under normal market conditions will invest at least 80% of its total assets in a diversified portfolio of equity securities and instruments whose returns depend upon stock market prices and will manage its portfolio in a manner that will defer the realization of accrued capital gains. The Fund may invest up to 10% of its total assets in non-U.S. securities.

   ING Focus Fund. The ING Focus Fund is a non-diversified fund that seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest in a non-diversified portfolio of 20 to 40 equity securities. The Sub-Adviser seeks to invest the Fund in companies that possess the potential for reliable, above average earnings growth and that are reasonably valued relative to their growth potential. To find such companies, the Sub-Adviser identifies companies or industries that are likely to benefit from significant fundamental change. Such significant fundamental change could be the result of, among other factors, (i) the development of innovative products or services that could create new markets, (ii) the development of more efficient methods of manufacturing or distribution, (iii) positive regulatory change, (iv) greater access to capital, or (v) change in industry concentration or company ownership. The Sub-Adviser also seeks companies that have exhibited consistent growth in the past. The Sub-Adviser assesses management's ability and analyzes industry conditions and competition to determine the sustainability of a company's growth and profitability.

   ING Global Information Technology Fund. The ING Global Information Technology Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of information technology companies located in at least three different countries including the United States. For these purposes, the Fund defines information technology companies as those companies with primary business operations in either the information technology, hardware and software industries, or related consulting and services industries.

   ING Global Real Estate Fund. The ING Global Real Estate Fund is a non-diversified Fund that seeks to provide investors with high total return. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers located in at least three different countries including the United States that are principally engaged in the real estate industry.

   All Funds. All Funds may also use various investment strategies and techniques when a Sub-Adviser determines that such use is appropriate in an effort to meet a Fund's investment objective. For additional information concerning the investment policies, practices and risk consideration of the Funds, see "The Investment Policies and Practices of the Funds" and "Risks of Investing in the Funds."

INVESTMENT RISKS

   General. The price per share of each Fund will fluctuate with changes in value of the investments held by such Fund. Additionally, there can be no assurance that the Funds will achieve their investment objectives or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products.

   Equity Securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

   Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

   Investment in issuers that are principally engaged in real estate, including real estate investment trusts ("REITs"), may subject a Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

   Fixed Income Securities. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

   Risks of Techniques Involving Leverage. Utilization of leverage involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter into reverse repurchase agreements and purchase securities on a when issued or forward commitment basis and engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments.

   The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. The risks of leverage may be considered speculative.

   Foreign Securities. Investments in securities of issuers in any foreign country involve special risk considerations not typically associated with investing in U.S. companies. These risks are often heightened for investments in developing or emerging markets.

   Non-diversified Investment Companies. The ING Global Brand Names Fund, the ING Focus Fund and the ING Global Real Estate Fund are classified as non-diversified investment companies under the Investment Company Act of 1940, as amended, (the "1940 Act"), which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

   Concentration. The ING Global Information Technology Fund and ING Global Real Estate Fund "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

   For additional information concerning the risks of investing in the Funds, see "Risks of Investing in the Funds."

MANAGEMENT OF THE FUNDS

   As manager of the Funds, the Manager has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Fund by its respective Sub-Adviser. The Manager also provides certain administrative services necessary for the Funds' operations. Pursuant to a Management Agreement, the Trust currently pays the Manager for its services a monthly fee at an annual rate based on the average daily net assets of each Fund. See "Fund Expenses -- Fee Table" and "Management of the Funds -- The Manager." All of the Sub-Advisers are indirect subsidiaries of ING Group and are affiliates of each other and the Manager and ING Funds Distributor, Inc. ("Distributor").

   Baring Asset Management, Inc. ("BAM") serves as sub-adviser to the ING Large Cap Growth Fund and ING Small Cap Growth Fund and as co-sub-adviser, with Baring International Investment Limited ("BIIL") and Baring International Investment (Far East) Limited ("BIFL"), to the ING International Equity Fund and ING Emerging Markets Equity Fund. Furman Selz Capital Management LLC ("FSCM") serves as sub-adviser to the ING Mid Cap Growth Fund, ING Balanced Fund and ING Focus Fund. ING Investment Management Advisors B.V. ("IIMA") serves as sub-adviser to the ING European Equity Fund, ING Global Brand Names Fund, ING

Global Information Technology Fund and ING Global Real Estate Fund. ING Investment Management LLC ("IIM") serves as sub-adviser to the ING Growth & Income Fund. Delta Asset Management ("DELTA"), a division of FSCM, serves as sub-adviser to the ING Tax Efficient Equity Fund. BAM, BIIL, BIFL, FSCM, IIMA, IIM and DELTA may be referred to herein individually as a "Sub-Adviser" and collectively as the "Sub-Advisers." For their services, the Sub-Advisers receive a fee from the Manager based on their respective Fund's average daily net assets. See "Management of the Funds -- The Sub-Advisers."

   The Sub-Advisers have full investment discretion and make all determinations with respect to the investment of each Fund's assets and the purchase and sale of portfolio securities consistent with the investment objectives, policies, and restrictions for such Fund.

OTHER SERVICE PROVIDERS

   The Distributor distributes the Funds' shares and may be compensated for certain of its distribution-related expenses. ING Fund Services Co. LLC ("ING Fund Services") has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account servicing, and other services. ING Fund Services has hired DST Systems, Inc. ("DST") to act as the Funds' transfer agent and First Data Investor Services Group ("First Data") to act as the Funds' fund accounting agent.

CLASSES OF SHARES

   The Funds offer investors a choice among multiple classes of shares with different sales charges and expenses. In selecting which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your investment, (ii) the amount of any applicable sales charge (whether imposed at the time of purchase or redemption) and Rule 12b-1 fees, as noted below, (iii) whether you qualify for any reduction or waiver of any applicable sales charge, (iv) the various exchange privileges among the different classes of shares and (v) the fact that Class B and X shares automatically convert to Class A shares after eight years. The Class I shares are offered in this Prospectus and may be purchased only by retirement plans affiliated with ING Group.

   A broker-dealer may receive different levels of compensation depending on which class of shares is sold. The Distributor may also provide additional compensation to dealers in connection with selling shares of the Funds or for their own company-sponsored sales programs. Additional compensation or assistance may be provided to dealers and includes, but is not limited to, payment or reimbursement for educational, training and sales conferences or programs for their employees. In some cases, this compensation may only be available to dealers whose representatives have sold or are expected to sell significant amounts of shares. The Distributor will make these payments from its own resources and none of the aforementioned additional compensation is paid for by the applicable Fund or its shareholders.

   Class I Shares. Class I shares are sold without an initial sales charge. Class I shares also are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees. See "Purchase of Fund Shares."

   Class A, Class B, Class C and Class X Shares. Each Fund offers Class A, Class B, Class C and Class X shares under separate prospectuses. These Classes of shares have different sales charges and other expenses, which may affect performance. If you are interested in further information concerning the Class A, Class B, Class C or Class X shares, please call the Funds and request a prospectus at 1-877-INFO-ING or contact your authorized broker or investment adviser.

   All Classes. Each Class of shares, except the Class I shares, is also subject to shareholder servicing fees of up to 0.25% of average daily net assets attributable to such shares and account servicing fees of up to 0.25% of average daily net assets attributable to such shares. See "Management of the Funds -- Shareholder Servicing Plan" and "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services."

                                  FUND EXPENSES

   The purpose of the following tables is to assist investors in understanding the various costs and expenses that an investor in each Fund will bear, either directly or indirectly. Each Fund's costs and expenses are based upon estimates of the Fund's operating expenses for the Fund's first fiscal year:

                                    FEE TABLE

                                                                    ING LARGE CAP GROWTH FUND     ING GROWTH & INCOME FUND
                                                                    -------------------------     ------------------------
                                                                             CLASS I                       CLASS I
                                                                    -------------------------     ------------------------
         SHAREHOLDER TRANSACTION EXPENSES
         Maximum Sales Charge Imposed on Purchases
           (as a percentage of offering price)..................              NONE                          NONE
         Maximum Sales Charge Imposed on Reinvested Dividends
           (as a percentage of offering price)..................              NONE                          NONE
         Maximum Contingent Deferred Sales Charge
           (as a percentage of the lesser of the net asset value
         at the time of redemption or at the time of purchase)...             NONE                          NONE
         ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
         AVERAGE DAILY NET ASSETS)                                            0.19%                         0.19%
         Management Fees (after waivers)*.......................
         12b-1 Fees.............................................              0.00%                         0.00%
         Shareholder Servicing Fees.............................              0.00%                         0.00%
         Other Expenses**.......................................              0.55%                         0.55%
                                                                              ----                          ----
         TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***.......              0.74%                         0.74%
                                                                              ====                          ====

------------

* Management Fees consisting of investment advisory and administrative fees (before waivers) would be 0.75% annually of the average daily net assets for each Fund. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses and $17 per an account for transfer agency services plus out-of-pocket expenses. ING Fund Services may engage third parties to perform some or all of these services. (See "Management of the Funds --Fund Accountant, Transfer Agent and Account Services" in this Prospectus.)

*** Total Fund Operating Expenses (before waivers) for each Fund would be 1.30% for Class I shares.


                                    FEE TABLE

                                                                        ING MID CAP GROWTH FUND    ING SMALL CAP GROWTH FUND
                                                                        -----------------------    -------------------------
                                                                                CLASS I                    CLASS I
                                                                        -----------------------    -------------------------
           SHAREHOLDER TRANSACTION EXPENSES
           Maximum Sales Charge Imposed on Purchases
             (as a percentage of offering price)....................             NONE                        NONE
           Maximum Sales Charge Imposed on Reinvested Dividends
             (as a percentage of offering price)....................             NONE                        NONE
           Maximum Contingent Deferred Sales Charge
             (as a percentage of the lesser of the net asset value at
             the time of redemption or at the time of purchase).....             NONE                        NONE
           ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
             DAILY NET ASSETS)
           Management Fees (after waivers)*.........................            0.25%                       0.25%
           12b-1 Fees...............................................            0.00%                       0.00%
           Shareholder Servicing Fees...............................            0.00%                       0.00%
           Other Expenses **........................................            0.55%                       0.55%
                                                                                ----                        ----
           TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***.........            0.80%                       0.80%
                                                                                ====                        ====

------------

* Management Fees consisting of investment advisory and administrative fees (before waivers) would be 1.00% annually of the average daily net assets for each Fund. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses and $17 per an account for transfer agency services plus out-of-pocket expenses. ING Fund Services may engage third parties to perform some or all of these services. (See "Management of the Funds --Fund Accountant, Transfer Agent and Account Services" in this Prospectus.)

*** Total Fund Operating Expenses (before waivers) for each Fund would be 1.55% for Class I shares.

                                    FEE TABLE

                                                                                                        ING GLOBAL BRAND NAMES
                                                                                ING BALANCED FUND                FUND
                                                                                -----------------       ----------------------
                                                                                     CLASS I                    CLASS I
                                                                                -----------------       ----------------------
               SHAREHOLDER TRANSACTION EXPENSES
               Maximum Sales Charge Imposed on Purchases
                 (as a percentage of offering price)....................               NONE                       NONE
               Maximum Sales Charge Imposed on Reinvested Dividends
                 (as a percentage of offering price)....................               NONE                       NONE
               Maximum Contingent Deferred Sales Charge
                 (as a percentage of the lesser of the net asset value at
                 the time of redemption or at the time of purchase)......              NONE                       NONE
               ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
                 DAILY NET ASSETS)
               Management Fees (after waivers)*.........................              0.20%                      0.25%
               12b-1 Fees...............................................              0.00%                      0.00%
               Shareholder Servicing Fees...............................              0.00%                      0.00%
               Other Expenses **........................................              0.54%                      0.73%
                                                                                      ----                       ----
               TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***.........              0.74%                      0.98%
                                                                                      ====                       ====

------------

* Management Fees consisting of investment advisory and administrative fees (before waivers) for ING Balanced Fund and ING Global Brand Names Fund would be 0.80% and 1.00% annually of the average daily net assets for each Fund, respectively. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses and $17 per an account for transfer agency services plus out-of-pocket expenses. ING Fund Services may engage third parties to perform some or all of these services. (See "Management of the Funds --Fund Accountant, Transfer Agent and Account Services" in this Prospectus.)

*** Total Fund Operating Expenses (before waivers) would be 1.34% for Class I shares of the ING Balanced Fund and 1.73% for Class I shares of the ING Global Brand Names Fund.


                                    FEE TABLE

                                                                              ING INTERNATIONAL EQUITY   ING EMERGING MARKETS
                                                                                       FUND                  EQUITY FUND
                                                                              ------------------------   --------------------
                                                                                      CLASS I                  CLASS I
                                                                              ------------------------   --------------------
              SHAREHOLDER TRANSACTION EXPENSES
              Maximum Sales Charge Imposed on Purchases
                (as a percentage of offering price)....................                 NONE                     NONE
              Maximum Sales Charge Imposed on Reinvested Dividends
                (as a percentage of offering price)....................                 NONE                     NONE
              Maximum Contingent Deferred Sales Charge
                (as a percentage of the lesser of the net asset value at
                the time of redemption or at the time of purchase)......                NONE                     NONE

              ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
                DAILY NET ASSETS)
              Management Fees (after waivers)*.........................                0.31%                    0.31%
              12b-1 Fees...............................................                0.00%                    0.00%
              Shareholder Servicing Fees...............................                0.00%                    0.00%
              Other Expenses **........................................                0.73%                    0.84%
                                                                                       ----                     ----
              TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***.........                1.04%                    1.15%
                                                                                       ====                     ====

------------

* Management Fees consisting of investment advisory and administrative fees (before waivers) would be 1.25% annually of the average daily net assets for each Fund. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses and $17 per an account for transfer agency services plus out-of-pocket expenses. ING Fund Services may engage third parties to perform some or all of these services. (See "Management of the Funds --Fund Accountant, Transfer Agent and Account Services" in this Prospectus.)

*** Total Fund Operating Expenses (before waivers) would be 1.98% for Class I shares of the ING International Equity Fund and 2.09% for Class I shares of the ING Emerging Markets Equity Fund.

                                    FEE TABLE


                                                                           ING EUROPEAN EQUITY     ING TAX EFFICIENT EQUITY
                                                                                   FUND                      FUND
                                                                           -------------------     ------------------------
                                                                                  CLASS I                   CLASS I
                                                                           -------------------     ------------------------
              SHAREHOLDER TRANSACTION EXPENSES
              Maximum Sales Charge Imposed on Purchases
                (as a percentage of offering price).....................             NONE                       NONE
              Maximum Sales Charge Imposed on Reinvested Dividends
                (as a percentage of offering price).....................             NONE                       NONE
              Maximum Contingent Deferred Sales Charge
                (as a percentage of the lesser of the net asset value at
                the time of redemption or at the time of purchase)......             NONE                       NONE

              ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE
                DAILY NET ASSETS)
              Management Fees (after waivers)*..........................            0.29%                      0.20%
              12b-1 Fees................................................            0.00%                      0.00%
              Shareholder Servicing Fees................................            0.00%                      0.00%
              Other Expenses **.........................................            0.78%                      0.55%
                                                                                    ----                       ----
              TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***..........            1.07%                      0.75%
                                                                         .          ====                       ====

------------

* Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING European Equity Fund and the ING Tax Efficient Equity Fund would be 1.15% and 0.80% annually of the average daily net assets for each Fund, respectively. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses and $17 per an account for transfer agency services plus out-of-pocket expenses. ING Fund Services may engage third parties to perform some or all of these services. (See "Management of the Funds --Fund Accountant, Transfer Agent and Account Services" in this Prospectus.)

*** Total Fund Operating Expenses (before waivers) would be 1.93% for Class I shares of the ING European Equity Fund and 1.35% for Class I shares of the ING Tax Efficient Equity Fund.


                                    FEE TABLE


                                                                                                       ING GLOBAL INFORMATION
                                                                              ING FOCUS FUND              TECHNOLOGY FUND
                                                                              --------------           ----------------------
                                                                                   CLASS I                   CLASS I
                                                                              --------------           ----------------------
               SHAREHOLDER TRANSACTION EXPENSES
               Maximum Sales Charge Imposed on Purchases
                 (as a percentage of offering price).....................           NONE                       NONE
               Maximum Sales Charge Imposed on Reinvested Dividends
                 (as a percentage of offering price).....................           NONE                       NONE
               Maximum Contingent Deferred Sales Charge
                 (as a percentage of the lesser of the net asset value at
                 the time of redemption or at the time of purchase)......           NONE                       NONE

               ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
                 AVERAGE DAILY NET ASSETS)
               Management Fees (after waivers)*..........................          0.25%                      0.31%
               12b-1 Fees................................................          0.00%                      0.00%
               Shareholder Servicing Fees................................          0.00%                      0.00%
               Other Expenses **.........................................          0.55%                      0.73%
                                                                                   ----                       ----
               TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***..........          0.80%                      1.04%
                                                                                   ====                       ====

------------

* Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING Focus Fund and ING Global Information Technology Fund would be 1.00% and 1.25% annually of the average daily net assets for each Fund, respectively. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses and $17 per an account for transfer agency services plus out-of-pocket expenses. ING Fund Services may engage third parties to perform some or all of these services. (See "Management of the Funds --Fund Accountant, Transfer Agent and Account Services" in this Prospectus.)

*** Total Fund Operating Expenses (before waivers) would be 1.55% for Class I shares of the ING Focus Fund and 1.98% for Class I shares of the ING Global Information Technology Fund.

                                    FEE TABLE

                                                                                            ING GLOBAL REAL ESTATE FUND
                                                                                            ---------------------------
                                                                                                      CLASS I
                                                                                            ---------------------------
                  SHAREHOLDER TRANSACTION EXPENSES
                  Maximum Sales Charge Imposed on Purchases (as a percentage of offering
                    price)..............................................................                NONE
                  Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage
                    of offering price)..................................................                NONE
                  Maximum Contingent Deferred Sales Charge (as a percentage of the lesser of the  net asset value at the time of redemption or at the
                    time of purchase)...................................................                NONE
                  ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET
                    ASSETS)
                  Management Fees (after waivers)*......................................               0.25%
                  12b-1 Fees............................................................               0.00%
                  Shareholder Servicing Fees............................................               0.00%
                  Other Expenses **.....................................................               0.73%
                                                                                                       ----
                  TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***......................               0.98%
                                                                                                       ====

------------

* Management Fees consisting of investment advisory and administrative fees (before waivers) would be 1.00% annually of the average daily net assets. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Fund's consent.

** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses and $17 per an account for transfer agency services plus out-of-pocket expenses. ING Fund Services may engage third parties to perform some or all of these services. (See "Management of the Funds --Fund Accountant, Transfer Agent and Account Services" in the Prospectus.)

*** Total Fund Operating Expenses (before waivers) would be 1.73% for Class I shares.

EXPENSE EXAMPLES:

   The following table is provided to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund(s). These figures shown would be the same whether you sold your shares at the end of a period or continued to hold them.

                                                               -------------------
                                                               1 YEAR      3 YEARS
                                                               ------      -------
                       ING LARGE CAP GROWTH FUND
                            Class I Shares................      $  8        $  24
                       ING GROWTH & INCOME FUND
                            Class I Shares................      $  8        $  24
                       ING MID CAP GROWTH FUND
                            Class I Shares................      $  8        $  26
                       ING SMALL CAP GROWTH FUND
                            Class I Shares................      $  8        $  26
                       ING BALANCED FUND
                            Class I Shares................      $  8        $  24
                       ING GLOBAL BRAND NAMES FUND
                            Class I Shares................      $ 10        $  31
                       ING INTERNATIONAL EQUITY FUND
                            Class I Shares................      $ 11        $  33
                       ING EMERGING MARKETS EQUITY FUND
                            Class I Shares................      $ 12        $  37
                       ING EUROPEAN EQUITY FUND
                            Class I Shares................      $ 11        $  34
                       ING TAX EFFICIENT EQUITY FUND
                            Class I Shares................      $  8        $  24
                       ING FOCUS FUND
                            Class I Shares................      $  8        $  26
                       ING GLOBAL INFORMATION TECHNOLOGY
                         FUND
                            Class I Shares................      $ 11        $  33
                       ING GLOBAL REAL ESTATE FUND
                            Class I Shares................      $ 10        $  31

------------

THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUNDS' PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

               THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS

   Each Fund follows its own investment policies and practices, including certain investment restrictions. The "Investment Restrictions" section of the SAI contains specific investment restrictions (the "Investment Restrictions") which govern each Fund's investments. Each Fund's investment objective and certain Investment Restrictions are fundamental policies which may not be changed without a vote of a majority of the outstanding shares, as defined under the 1940 Act, of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental, and may therefore be changed by the Board of Trustees without shareholder approval. There can be no assurance that any Fund will achieve its investment objective.

   ING Large Cap Growth Fund. The ING Large Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of large companies (i.e., companies with market capitalizations of more than $1 billion at the time of acquisition) which, in the Sub-Adviser's opinion, possess growth potential.

   ING Growth & Income Fund. The ING Growth & Income Fund seeks to provide investors with high total return. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities. As a general matter, the Fund expects these investments to earn income.

   ING Mid Cap Growth Fund. The ING Mid Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers with market capitalizations falling within the Russell Mid Cap Growth Index at the time of acquisition which, in the Sub-Adviser's opinion, possess growth potential. Such companies are typically well established but have not reached full maturity, and may offer significant growth potential. The Sub-Adviser will seek to identify companies which, in its opinion, will experience growing earnings and strong price appreciation relative to the Russell Mid Cap Growth Index.

   ING Small Cap Growth Fund. The ING Small Cap Growth Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of smaller companies (i.e., companies with market capitalizations falling within the Russell 2500 Growth at the time of acquisition) which, in the Sub-Adviser's opinion, possess growth potential.

   ING Balanced Fund. The ING Balanced Fund seeks to provide investors with high total return. The Fund primarily invests in a combination of mid- and large-capitalization equity securities, intermediate-maturity fixed income securities and money market instruments. Under normal market conditions, the Fund will invest at least 25% of its total assets in fixed income senior securities. The average maturity of the fixed income securities in the Fund will, under normal circumstances, be approximately five years, although this will vary with changing market conditions.

   ING Global Brand Names Fund. The ING Global Brand Names Fund is a non-diversified fund that seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies located in at least three different countries including the United States, which in the Sub-Adviser's opinion, have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer goods. The companies in which the Fund invests either have leading market positions, or in the Sub-Adviser's opinion, have the potential to achieve leading market positions in the foreseeable future.

   ING International Equity Fund. The ING International Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least seven different countries, outside of the United States. The Fund will invest in a broad range of equity securities. The Fund may purchase securities in any foreign country, developed or underdeveloped, or emerging market countries. The Fund will not invest more than 15% of its total assets in emerging market countries. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. See "Description of Securities and Investment Practices -- Open-End and Closed-End Investment Companies."

   ING Emerging Markets Equity Fund. The ING Emerging Markets Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of emerging market issuers. Under normal conditions, the Fund will maintain investments in at least seven emerging market countries and will not invest more than 25% of its total assets in any one emerging market country. For these purposes, the Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing or any country determined by the Sub-Advisers to have emerging economies or developing markets. The Fund's Sub-Advisers considers emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country. With respect to certain countries, investments by an investment company may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries. See "Description of Securities and Investment Practices -- Open-End and Closed-End Investment Companies."

   ING European Equity Fund. The ING European Equity Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of European issuers. The Fund's Sub-Adviser considers European issuers to be companies the securities of which are principally traded in the European capital markets, that derive at least 50% of their total revenue from either goods produced or services rendered in countries located in Europe, regardless of where the securities of such companies are principally traded, or that are organized under the laws of and have a principal office in a European country.

   ING Tax Efficient Equity Fund. The ING Tax Efficient Equity Fund seeks to provide taxable investors with a high total return on an after-tax basis. In attempting to achieve its investment objective, the Fund under normal market conditions will invest at least 80% of its total assets in a widely diversified portfolio of equity securities and instruments whose returns depend upon stock market prices and will manage its portfolio in a manner that will defer the realization of accrued capital gains. An emphasis will be placed on common stocks of companies which the Sub-Adviser believes to have superior appreciation potential. The Fund may invest up to 10% of its total assets in foreign securities.

   The Fund is managed to provide high after-tax returns. Therefore, it may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax (e.g., those investing through a tax-deferred retirement account, such as an IRA or a 401(k)
Plan).

   ING Focus Fund. The ING Focus Fund is a non-diversified fund that seeks long-term capital appreciation. Under normal market conditions, the Fund will invest in a non-diversified portfolio of 20 to 40 equity securities. The Sub-Adviser seeks to invest the Fund in companies that possess the potential for reliable, above average earnings growth and that are reasonably valued relative to their growth potential. To find such companies, the Sub-Adviser identifies companies or industries that are likely to benefit from significant fundamental change. Such significant fundamental change could be the result of, among other factors, (i) the development of innovative products or services that could create new markets, (ii) the development of more efficient methods of manufacturing or distribution, (iii) positive regulatory change, (iv) greater access to capital, or (v) change in industry concentration or company ownership. The Sub-Adviser also seeks companies that have exhibited consistent growth in the past. The Sub-Adviser assesses management's ability and analyzes industry conditions and competition to determine the sustainability of a company's growth and profitability.

   ING Global Information Technology Fund. The ING Global Information Technology Fund seeks to provide investors with long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of information technology companies located in at least three different countries including the United States. For these purposes, the Fund defines information technology companies as those companies with primary business operations in either the information technology, hardware and software industries, or related consulting and services industries.

   The Sub-Adviser believes that because of rapid advances in information technology, investment in companies with business operations in this area will offer substantial opportunities for long-term capital appreciation. Of course, swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

   The information technology area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. In general, the stocks of large capitalized companies that are well established in the information technology market can be expected to grow with the market and will frequently be found in the

Fund's portfolio. The Fund's investment policy is not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

   ING Global Real Estate Fund. The ING Global Real Estate Fund is a non-diversified fund that seeks to provide investors with high total return. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers located in at least three different countries including the United States that are principally engaged in the real estate industry. In selecting investments for the Fund, the Fund's Sub-Adviser will select companies whose business it is to own, operate, develop and/or manage real estate.

   All Funds. While each Fund will invest primarily in investments that are consistent with its name, each Fund may invest any remaining assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances and commercial paper or in equity securities that the applicable Fund's Sub-Adviser believes are appropriate in light of the Fund's investment objective. For purposes of this Prospectus, equity securities include common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock.

   Each Fund, except ING Mid Cap Growth, ING International Equity, ING Emerging Markets Equity and ING Focus Funds, will only purchase fixed income securities that are rated investment grade, i.e., rated at least BBB by Standard & Poor's Rating Group ("S&P") or Baa by Moody's Investor Services ("Moody's"), or have an equivalent rating from another Nationally Recognized Statistical Ratings Organization ("NRSRO"), or if unrated, are determined to be of comparable quality by the Sub-Adviser. The ING Mid Cap Growth Fund and the ING Focus Fund, will only purchase fixed income securities that are rated A or better by S&P or Moody's or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the applicable Sub-Adviser. The ING International Equity Fund will only purchase fixed income securities that are rated at least AA+ by S&P or Aa-2 by Moody's, or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the Sub-Adviser. The ING Emerging Markets Equity Fund may invest in fixed income securities that are rated below investment grade. See the SAI for a description of the bond ratings. Money market securities, certificates of deposit, banker's acceptance and commercial paper purchased by the Funds must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser.

   All Funds may use various investment strategies and techniques when the Sub-Adviser determines that such use is appropriate in an effort to meet a Fund's investment objective including: purchasing and writing "covered" put and call equity options; purchasing and selling stock index, interest rate, and other futures contracts; purchasing options on stock index futures contracts and futures contracts based upon other financial instruments; entering into foreign currency transactions and options and forward contracts on foreign currencies; entering into repurchase agreements or reverse repurchase agreements; investing up to 15% of net assets in illiquid securities; and lending portfolio securities to brokers, dealers, banks, or other recognized institutional borrowers of securities.

   In order to meet liquidity needs or for temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the Sub-Adviser's opinion are more conservative than the types of securities that the Fund typically invests in. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

   The SEC currently requires a Fund to invest at least 65% of its total assets in investments that are consistent with its name (i.e., The ING Large Cap Growth Fund must invest at least 65% of its total assets in large-capitalization issuers). To the extent the SEC changes the percentage of a Fund's assets that must be invested in investments that are consistent with its name, each Fund reserves the right to change, without shareholder approval, the percentage required to be invested by the Fund from 65% of total assets to the percentage required by the SEC or to change the name of the Fund.

   As a matter of fundamental policy, notwithstanding any limitation otherwise, each Fund has the ability to seek to achieve its investment objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

   It is the intention of the Funds, unless otherwise indicated, that with respect to their respective policies that are the result of the application of law, the Funds will use to their maximum advantage the flexibility that may exist as a result of rules or interpretations of the SEC of such laws currently in existence or amended or promulgated in the future.

   The types of securities and investment practices used by the Funds are described in greater detail at "Description of Securities and Investment Practices."

                             MANAGEMENT OF THE FUNDS

   The business and affairs of each Fund are managed under the direction of the Board of Trustees. Additional information about the Trustees, as well as the Funds' executive officers, may be found in the SAI under the heading "Management -- Trustees and Officers."

THE MANAGER

   ING Mutual Funds Management Co. LLC, 1475 Dunwoody Drive, West Chester, PA 19380, serves as the manager of the Funds pursuant to a Management Agreement with the Trust. The Manager was formed on September 8, 1998, as a Delaware limited liability company and is a wholly-owned indirect subsidiary of ING Group. The Manager is registered with the SEC as an investment adviser and has no prior experience as an investment adviser to an investment company.

   Under the Management Agreement, the Manager has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Fund by its Sub-Adviser. The Manager is also responsible for monitoring and evaluating the Sub-Advisers on a periodic basis, and will consider their performance records with respect to the investment objectives and policies of each Fund. The Manager also provides certain administrative services necessary for the Funds' operations including: (i) coordination of the services performed by the Funds' custodian, independent auditors and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC; (iii) preparation of proxy statements and shareholder reports for the Funds; (iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (v) furnishing office space and certain facilities required for conducting the business of the Funds.

   Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities for one or more Funds in the event that at any time no Sub-Adviser is engaged to manage the assets of a Fund. The Management Agreement may be terminated without penalty by the vote of the Board of Trustees or the shareholders of the Fund, or by the Manager, upon 60 days' written notice by any party to the Agreement and will terminate automatically if assigned as that term is described in the 1940 Act.

   The Trust pays the Manager for its services under the Management Agreement a fee, payable monthly, based on the average daily net assets of each Fund at the following annual rates:

                                                        MANAGEMENT
              FUND                                          FEE
              ----                                      ----------
              ING Large Cap Growth Fund...........       0.75%
              ING Growth & Income Fund............       0.75%
              ING Mid Cap Growth Fund.............       1.00%
              ING Small Cap Growth Fund...........       1.00%
              ING Balanced Fund...................       0.80%
              ING Global Brand Names Fund.........       1.00%
              ING International Equity Fund.......       1.25%
              ING Emerging Markets Equity Fund....       1.25%
              ING European Equity Fund............       1.15%
              ING Tax Efficient Equity Fund.......       0.80%
              ING Focus Fund......................       1.00%
              ING Global Information Technology
              Fund................................       1.25%
              ING Global Real Estate Fund.........       1.00%

THE SUB-ADVISERS

   The Manager has entered into Sub-Advisory Agreements with the Sub-Advisers. Under the Sub-Advisory Agreements, the Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities and other investments. Each Sub-Advisory Agreement may be terminated without penalty by the Manager, the Board of Trustees or the shareholders of the respective Fund, or by the Sub-Adviser, on 60 days' written notice by any party to the Sub-Advisory Agreement and will terminate automatically if assigned as that term is described in the 1940 Act. Each of the Sub-Advisers is a wholly owned indirect subsidiary of ING Group and is an affiliate of the Manager. The Manager may make changes to the sub-advisory arrangements provided that it will not make any changes that would constitute an assignment (as defined under the 1940 Act) of an advisory agreement unless such actions are permissible under the 1940 Act, the rules thereunder or pursuant to relief granted by the SEC.

   Baring Asset Management, Inc. The Manager has retained BAM, a Massachusetts corporation, located at 125 High Street, Boston, MA 02110 to act as sub-adviser to the ING Large Cap Growth Fund and ING Small Cap Growth Fund. BAM is registered under the Investment Advisers Act of 1940, as amended, (the "Advisers Act") and provides investment management services to clients located around the world. BAM is a wholly-owned subsidiary of Baring Asset Management Holdings Limited ("BAMHL"). BAMHL, a global company registered in England and Wales, is the parent of the world-wide group of investment management companies that operate under the collective name Baring Asset Management (the "BAM Group").

   The BAM Group provides global investment management services and maintains major investment offices in Boston, London, Hong Kong and Tokyo, and together with its predecessor corporation was founded in 1762. The BAM Group provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of September 30, 1998, the BAM Group managed approximately $40.6 billion of assets.

   The ING Large Cap Growth Fund is managed by Mr. William Thomas, a co-head of a team of 11 investment professionals. The team has an average of 19 years investment experience. Mr. Thomas has been an investment professional with BAM since 1987 and has 25 years of investment experience.

   The ING Small Cap Growth Fund is managed by Mr. Paul Berlinquet and Ms. Anne Underhill, members of a team of 11 investment professionals. Mr. Berlinquet has been affiliated with BAM since 1989 and has 12 years investment experience. Ms. Underhill has been affiliated with BAM since 1997 and has 23 years investment experience. The team has an average of 19 years investment experience.

   Pursuant to the Sub-Advisory Agreements, the Manager (not the Trust) pays BAM a monthly fee based on the average daily net assets of the ING Large Cap Growth Fund and ING Small Cap Growth Fund at the annual rate of 0.375% and 0.50%, respectively.

   The figures following show past performance of BAM in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Large Cap Growth Fund. The table shows the total returns for a composite of the actual performance of large cap growth accounts managed by BAM for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Large Cap Growth Fund's Class I shares during their initial fiscal period as set forth in the Fee Table in this Prospectus. The amounts shown assume redemption of Fund shares at the end of each period indicated. The performance is not necessarily representative of the past performance of the above referenced team or any individual of the team. Information presented is based on performance data provided by BAM. The past performance does not represent the ING Large Cap Growth Fund's performance, as it is newly organized and has no performance record of its own. Included for comparison purposes are performance figures of the S&P 500 Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

   The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Large Cap Growth Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING Large Cap Growth Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

LARGE CAP GROWTH COMPOSITE

                                              S&P 500
                                    CLASS I   INDEX
                                    -------   -----
                      1 Year        14.82%     9.04%
                      3 Years       26.23%    22.73%
                      5 Years       19.94%    19.99%
                      10 Years      19.22%    17.29%

   The Manager has also retained BAM and its affiliates, Baring International Investment Limited and Baring International Investment (Far East) Limited, to act as co-sub-adviser to the ING International Equity Fund and ING Emerging Markets Equity Fund. BIIL is located at 155 Bishopsgate, London, England EC2M 3XY. BIFL is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BAM, BIIL and BIFL may be referred to herein as "Co-Sub-Advisers". BIIL and BIFL are registered under the Advisers Act, and provide investment management services to clients located around the world. Like BAM, each is a wholly-owned subsidiary of BAHML.

   The ING International Equity Fund is managed by a team of six investment professionals with primary management responsibilities led by Messrs. James Williams and Hayes Miller. The average experience of the team is 23 years. The team utilizes the resources of the regional equity teams of the Co-Sub-Adviser. Mr. Williams has been an investment professional with BIIL and its affiliates since 1975 and has 25 years of investment experience. Mr. Miller has been an investment professional with BIIL since 1994 and has 18 years of investment experience.

   The ING Emerging Markets Equity Fund is managed by a team of 29 investment professionals led by Mr. Rory Landman in conjunction with the regional equity teams of the other named Co-Sub-Advisers. Mr. Landman has been an investment professional with BIIL since 1994 and has 11 years of investment experience.

   Pursuant to the Sub-Advisory Agreements, the Manager (not the Trust) pays to the Co-Sub-Advisers a monthly fee based on the average daily net assets of the ING International Equity Fund and ING Emerging Markets Equity Fund at the annual rate of 0.625%, respectively.

   The figures following show past performance of the Co-Sub-Advisers in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING International Equity Fund. The performance is not necessarily representative of the past performance of the above referenced teams or any individual of the teams. Information presented is based on performance data provided by the Co-Sub-Advisers . The past performance does not represent the ING International Equity Fund's performance, as it is newly organized and has no performance record of its own. The table shows the total returns for a composite of the actual performance of international equity accounts managed by the Co-Sub-Advisers for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING International Equity Fund's Class I shares during their initial fiscal period as set forth in the Fee Table in this Prospectus. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the MSCI EAFE Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

   The composites are made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING International Equity Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING International Equity Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

INTERNATIONAL EQUITY COMPOSITE

                                                      MSCI
                                                      EAFE
                                     CLASS I          INDEX
                                     -------          -----
                        1 Year        (4.56)%       (8.08)%
                        3 Years       7.31%          4.05%
                        5 Years       8.69%          5.65%
                        10 Years      9.13%          5.41%

   ING Investment Management Advisors B.V. The Manager has retained IIMA located at Schenkkade 65, 2595 AS The Hague, The Netherlands to act as sub-adviser to the ING Global Brand Names Fund, ING European Equity Fund, ING Global Information Technology Fund and ING Global Real Estate Fund. IIMA is registered under the Advisers Act. IIMA is a company organized to manage investments and provide investment advice on a world-wide basis to entities affiliated and unaffiliated with ING Group. IIMA operates under the collective management of ING Investment Management which has investments under management of $120 billion at September 30, 1998. The following investment advisory professionals work within ING Investment Management and are officers of IIMA.

   Mr. Herman Kleeven is responsible for the day-to-day operations of the ING Global Brand Names Fund. Mr. Kleeven has been employed by IIMA and its affiliates since 1997 and has investment experience of six years. Before joining IIMA and its affiliates, Mr. Kleeven was a portfolio manager for Robeco Group, Rotterdam, The Netherlands.

   The ING European Equity Fund is managed by a team of eight investment professionals led by Mr. Adrian van Tiggelen. The average experience of the team is 8 years. Mr. van Tiggelen has been employed by IIMA and its affiliates since 1988 and has ten years of investment experience.

   Mr. Guy Uding is responsible for the day-to-day operations of the ING Global Information Technology Fund. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has four years of investment experience.

   The ING Global Real Estate Fund is managed by a team of investment professionals led by Mr. Michael Lipsch. Mr. Lipsch has been with IIMA since 1997 and has nine years of investment experience. Prior to joining IIMA, Mr. Lipsch was a portfolio manager for the Shell pension fund in The Hague, The Netherlands.

   Pursuant to the Sub-Advisory Agreements, the Manager (not the Trust) pays to IIMA a monthly fee based on the average daily net assets of the applicable Fund at the following annual rates:

           FUND                              INVESTMENT SUB-ADVISORY FEE
           ----                              ---------------------------
           ING Global Brand
             Names Fund.................               0.500%
           ING European Equity Fund.....               0.575%
           ING Global Information
             Technology Fund............               0.625%
           ING Global Real Estate Fund..               0.500%

   The figures following show past performance of IIMA in managing pooled accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING European Equity Fund and ING Global Information Technology Fund. The performance is not necessarily representative of the past performance of the above-referenced teams or any individuals of the teams. Information presented is based on performance data provided by IIMA. The past performance does not represent the ING European Equity Fund or ING Global Information Technology Funds' performance, as each is newly organized and has no performance record of its own. The table shows the actual total returns for these pooled accounts, one with a European equity mandate and one with an information technology mandate managed by IIMA for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING European Equity Fund and ING Global Information Technology Funds' Class I shares during their initial fiscal period as set forth in the Fee Table in this Prospectus. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the FT Europe Index and Goldman Sachs Technology Industry Composite ("GSTC") Index, respectively, each an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

   The pooled accounts are not U.S. registered investment companies and are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the pooled accounts and those used on the ING European Equity Fund and ING Global Information Technology Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING European Equity Fund and the ING Global Information Technology Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

EUROPEAN EQUITY POOLED ACCOUNT

                                                           FT
                                                         EUROPE
                                             CLASS I      INDEX
                                             -------      -----
                      1 Year                 10.14%       7.84%
                      3 Years                20.31%      19.28%
                      Since Inception*       17.86%      18.41%

* Inception date is July 12, 1994.

GLOBAL INFORMATION TECHNOLOGY POOLED ACCOUNT

                                                          GSTC
                                             CLASS I      INDEX
                                             -------      -----
                      1 Year                 14.16%       7.23%
                      Since Inception*       38.96%      31.56%

* Inception date is March 27, 1997.

   ING Investment Management LLC. The Manager has retained IIM to act as sub-adviser to the ING Growth & Income Fund. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327. IIM is a Delaware limited liability company which is engaged in the business of providing investment advice to portfolios which as of September 30, 1998, were valued at approximately $26.7 billion. IIM is registered with the SEC as an investment adviser. IIM also advises other registered investment companies.

   The ING Growth & Income Fund is managed by a team of six investment professionals led by Messrs. Martin Jansen and David Kushner. Messrs. Jansen and Kushner have been employed by IIMA and IIM, respectively, as investment professionals since 1997 and they each have 19 years of investment experience.

   Pursuant to the Sub-Advisory Agreement, the Manager (not the Trust) pays to the Sub-Adviser a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.375%.

   Furman Selz Capital Management LLC. The Manager has retained FSCM, located at 230 Park Avenue, New York, NY 10169, to act as sub-adviser to the ING Mid Cap Growth Fund, ING Balanced Fund and the ING Focus Fund. FSCM is a Delaware limited liability company which is engaged in the business of providing investment advice to institutional and individual clients which, as of September 30, 1998 were valued at approximately $4.15 billion. FSCM is registered with the SEC as an investment adviser.

   The ING Mid Cap Growth Fund is managed by a team of four investment professionals led by Messrs. Matthew Price and David Campbell. The average experience of the team is 24 years. Messrs. Price and Campbell have been investment professionals with FSCM since 1990 and each has over 18 years of experience.

   The ING Balanced Fund and the ING Focus Fund are managed by a team of four investment professionals with an average of 16 years of investment experience. Messrs. Robert Schonbrunn and Alan Segars are responsible for the fixed income portion of the ING Balanced Fund. Messrs. Adrian Jones and Michael Kass are responsible for the equity portion of the ING Balanced Fund and the ING Focus Fund. Mr. Jones has been an investment professional with FSCM since 1996 and has 11 years of experience. Mr. Kass has been an investment professional with FSCM since 1996 and has 12 years of experience. Prior to 1996, Mr. Kass was an investment professional with Furman Selz for five years in the Proprietary Management Division. Mr. Schonbrunn has been an investment professional with FSCM since 1985 and has 32 years of experience. Mr. Segars has been an investment professional with FSCM since 1993 and has 30 years of experience.

   Pursuant to the Sub-Advisory Agreement, the Manager (not the Trust) pays to FSCM a monthly fee based on the average daily net assets of the applicable Fund at the following annual rates:

                FUND                  INVESTMENT SUB-ADVISORY FEE
                ----                  ---------------------------
                ING Mid Cap
                Growth Fund........              0.50%
                ING Balanced Fund..              0.40%
                ING Focus Fund.....              0.50%

   The figures following show past performance of FSCM in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Balanced Fund and the ING Focus Fund. The performance is not necessarily representative of the past performance of the above-referenced teams or any individual of the teams. Information presented is based on performance data provided by FSCM. The past performance does not represent the ING Balanced Fund or the ING Focus Fund's performance, as each is newly organized and has no performance record of its own. The table shows the total returns for a composite of the estimated performance of the Balanced wrap accounts and Focus wrap accounts managed by FSCM for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING Balanced and ING Focus Funds' Class I shares during their initial fiscal period as set forth in the Fee Table in this Prospectus.(+) The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the Balanced Index(++) for the ING Balanced Fund and the S&P 500 Index for the ING Focus Fund, each an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

   The composites are made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds indicated under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Balanced Fund and the ING Focus Fund may vary in some respects. The information should not be considered a prediction of the future performance of these Funds. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

BALANCED WRAP ACCOUNTS

                                    CLASS I       INDEX*
                                    -------       ------
                      1 Year         8.24%        10.23%
                      3 Years       16.79%        15.33%
                      5 Years       12.59%        13.26%
                      10 Years      12.49%        13.02%

* The index consists of 50% S&P Index with income and 50% Lehman Intermediate Government/Corporate Bond.

FOCUS WRAP ACCOUNTS

                                                           S&P 500
                                           CLASS I         INDEX
                                           -------         -----
                    1 Year                  2.98%           9.04%
                    Since Inception*       23.83%          22.50%

*     Inception date is June 30, 1996.

   Delta Asset Management. The Manager has retained DELTA, located at 333 South Grand Avenue, Los Angeles, CA 90071 to act as sub-adviser to the ING Tax Efficient Equity Fund. DELTA is a division of FSCM.

   Messrs. Robert Sandroni and Carl Goldsmith and Ms. Marla K. Ryan are responsible for the day-to-day operations of the ING Tax Efficient Equity Fund. Messrs. Sandroni and Goldsmith have been investment professionals with DELTA since 1991 and Ms. Ryan has


-----------------

+ The wrap account performance was adjusted for estimated transaction costs such as brokerage and custody cost to obtain estimated gross wrap account performance.

++ 50% S&P Index with income and 50% Lehman Intermediate Government/Corporate Bond.

been an investment professional with DELTA since 1998. Each has over 20 years of investment experience, except Ms. Ryan who has over 10 years of investment experience.

   Pursuant to the Sub-Advisory Agreement, the Manager (not the Trust) pays DELTA a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.40%.

THE DISTRIBUTOR

   ING Funds Distributor, Inc. acts as distributor and is located at 1475 Dunwoody Drive, West Chester, PA 19380. As distributor, the Distributor sells shares of each Fund on behalf of the Trust.

FUND ACCOUNTANT, TRANSFER AGENT AND ACCOUNT SERVICES

   ING Fund Services has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account services and other services. Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses and $17 per an account for transfer agency services plus out-of-pocket expenses. ING Fund Services has retained DST to act as the Funds' transfer agent and First Data to act as the Funds' fund accounting agent. DST is located at 333 W. 11th Street, Kansas City, MO 64105, and First Data is located at 4400 Computer Drive, Westborough, MA 01581-5120.

DISTRIBUTION EXPENSES

   The Funds have not adopted a Plan of Distribution with respect to the Class I shares. Accordingly, there are no distribution expenses attributable to the Class I shares.

SHAREHOLDER SERVICING PLAN

    The Funds have not adopted a Shareholder Servicing Plan with respect to the Class I shares. Accordingly there are no shareholder servicing expenses attributable to the Class I shares.

OTHER EXPENSES

   Each Fund bears all costs of its operations other than expenses specifically assumed by the Manager. The costs borne by the Funds include, but are not limited to, legal and auditing expenses; Trustees' fees and expenses; insurance premiums; custodian; transfer agent, fund accounting and account servicing fees and expenses; expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Expenses of the Funds directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in relation to the net assets of each Fund.

PORTFOLIO TRANSACTIONS

   Pursuant to the Sub-Advisory Agreements, the Sub-Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of equity and debt securities for the account of the Funds, the Sub-Adviser will seek the best execution of the Funds' orders. Purchase or sale of equity securities will generally involve the payment of a commission to a broker-dealer who executes the transaction on behalf of a Fund. Purchases and sales of portfolio debt securities for the Funds are generally placed by the Sub-Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Funds. Trading of portfolio debt securities does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Sub-Adviser may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Sub-Adviser an amount of disclosed commissions for executing a securities transaction for the Funds in excess of the commissions another broker-dealer would have charged if the Sub-Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Sub-Adviser. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Sub-Adviser. The Sub-Adviser may allocate purchase and sales orders for portfolio securities to broker-dealers that are affiliated with the Manager, the Sub-Adviser or Distributor in agency transactions, if the Sub-Adviser believes the quality of the transaction and commissions are comparable to what they would be with other qualified brokerage firms.

                              FUND SHARE VALUATION

   The net asset value per share of the Funds is calculated at 4:00 p.m. (Eastern time), Monday through Friday, on each day the New York Stock Exchange is open for business (a "Business Day"), which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class is computed by dividing the value of the net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of each class. All expenses, including fees paid to the Manager, ING Fund Services and the Distributor, are accrued daily and taken into account for the purpose of determining the net asset value. Expenses directly attributable to a Fund are charged to the Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund, or on another reasonable basis. Within each class, the expenses are allocated proportionately based on the net assets of each class, except class specific expenses which are allocated directly to the respective class.

   Securities listed on an exchange or over-the-counter are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the average of the last bid and asked prices is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of pricing services and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

   With respect to options contracts entered into by a Fund, the premium received is recorded as an asset and equivalent liability, and thereafter the liability is adjusted to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by the Fund is recorded as an asset and subsequently adjusted to market value.

                             PURCHASE OF FUND SHARES

HOW TO PURCHASE SHARES

   Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received. The minimum initial investment in a Fund is $1,000. Any subsequent investments must be at least $50. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. Contributions to qualified retirement plans are subject to prevailing limits set by the Internal Revenue Service. An annual maintenance fee is imposed per a taxpayer identification number per a plan type. The Funds reserve the right to reject any purchase order. All investments may be made using any of the following methods:

   By Mail. A completed Account Application together with a check payable to ING Funds Trust should be forwarded to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. Third party and foreign checks will not be accepted. Please include the Fund name and your account number on all checks. The remittance slip from a confirmation statement should be used for this purpose.

   Through an Authorized Broker or Investment Adviser. Shares are available to new and existing shareholders through authorized brokers and investment advisers. Authorized brokers and investment advisers may impose additional requirements and charges for the services rendered. Please contact your broker or investment adviser for instructions on purchasing shares through their organization.

   Alternatively, your retirement plan administrator may establish separate policies and procedures concerning the purchase of shares (including, but not limited to, how to purchase shares and minimum necessary initial and subsequent investment amounts) and the completion of documentation related to the purchase of Fund shares. Please consult with your retirement plan administrator to determine if any such separate policies and procedures apply to you.

DESCRIPTION OF CLASS I SHARES

   Class I shares are currently offered only to retirement plans affiliated with ING Group. The public offering price of Class I shares is the net asset value of the applicable Fund's shares.

MINIMUM ACCOUNT BALANCE

   If (i) an account opened in a Fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (ii) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the Fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a Fund determines that a shareholder has provided incorrect information in opening an account with a Fund or in the course of conducting subsequent transactions with the Fund related to such account, the Fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

                            REDEMPTION OF FUND SHARES

HOW TO REDEEM SHARES

   Shareholders may redeem their shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge at the net asset value next determined after a redemption request in good order has been received by the applicable Fund. In the instance where a shareholder owns more than one class of shares and the shares being redeemed are not subject to a contingent deferred sales charge, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

   Where purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

   Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates. No interest or additional dividends will be earned on amounts represented by uncashed redemption checks.

   To ensure acceptance of your redemption request, it is important to follow the procedures described below. The Funds may modify or terminate their services and provisions at any time. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

   By Mail. You may redeem your shares by sending a letter directly to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed and (iv) the signatures of all registered owners. A signature guarantee may be required as indicated below. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.

   Through an Authorized Broker or Investment Adviser. You may redeem your shares by contacting your authorized broker or investment adviser and instructing him or her to redeem your shares. He or she will then contact ING Fund Services and place a redemption trade on your behalf.

   Alternatively, your retirement plan administrator may establish separate policies and procedures concerning the redemption of shares (including, but not limited to, how to redeem shares) and the completion of documentation related to the redemption of Fund shares. Please consult with your retirement plan administrator to determine if any such separate policies and procedures apply to you.

SIGNATURE GUARANTEES

   A signature guarantee is designed to protect the investor, the Trust, the Distributor, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of ING Funds. Signature guarantees are required for: (i) redemptions by mail in excess of $50,000; (ii) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (iii) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days; (iv) requests to transfer the registration of shares to another owner; and (v) written redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

   Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (i) a signature guarantee with a medallion stamp of the STAMP Program, or (ii) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should call the Funds at 1-877-INFO-ING.

REDEMPTION IN KIND

   All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner in which the securities of that Fund are valued. If the recipient were to sell such securities he or she may receive more or less than the value of such securities as determined above, and might incur brokerage charges.

                             EXCHANGE OF FUND SHARES

HOW TO EXCHANGE SHARES

   The Funds offer several convenient ways to exchange shares in one Fund for shares in the same class of another Fund in the Trust. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order.

   A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. Before engaging in an exchange transaction, a shareholder should read carefully the prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by calling the Funds at 1-877-INFO-ING. A shareholder may not exchange shares of one Fund for shares of another Fund if the new Fund is not qualified for sale in the state of the shareholder's residence. The Trust may terminate or amend the terms of the exchange privilege at any time upon at least 60 days' prior written notice to shareholders of any modification or termination of the exchange privilege.

   Shareholders will receive written confirmation of the exchange following completion of the transaction. You may exchange your shares using any of the following methods:

   Exchange by Mail. To exchange Fund shares by mail, simply send a letter of instruction to the Fund. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties.

   Auto-Exchange Privilege. The Auto-Exchange Privilege enables you to invest regularly (on a monthly, quarterly, semi-annual or annual basis), in exchange for shares of the Fund, in shares of certain other funds in the ING Family of Funds of which you are a shareholder. The amount you designate, which can be expressed either in terms of a specific dollar or share amount ($50 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule you have selected. Shares will be exchanged at the then-current net asset value; however, a sales load may be charged with respect to exchanges into funds sold with a sales load. The right to exercise this privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this privilege at any time by mailing written notification to the ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. The Fund may charge a service fee for the use of this privilege. No such fee currently is contemplated. For more information concerning this privilege and the funds in the ING Family of Funds eligible to participate in this privilege, or to obtain a Auto-Exchange Authorization Form, please call the Funds at 1-877-INFO-ING.

   Alternatively, your retirement plan administrator may establish separate policies and procedures concerning the exchange of shares and the completion of documentation related to the exchange of Fund shares. Please consult with your retirement plan administrator to determine if any such separate policies and procedures apply to you.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

   Dividends and distributions will be reinvested in the respective shares of the Funds at net asset value. Dividends declared in, and attributable to, the preceding period will be paid within five business days after the end of the period. Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

TAX MATTERS

   All Funds. Each Fund intends to qualify and elect to be treated as a regulated investment company and intends to continue to qualify to be treated as a regulated investment company for each taxable year pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, each Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

   Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains (generally including any net option premium income) over net long-term capital losses). The Funds will pay those dividends annually, except for the ING Growth & Income Fund and the ING Balanced Fund, which will pay dividends quarterly. Each Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

   So long as the Funds qualify as regulated investment companies for federal income tax purposes, each Fund, in computing its income subject to federal income tax, is entitled to deduct all dividends other than "preferential" dividends paid by it to shareholders during the taxable year. "Preferential" dividends are dividends other than dividends which have been distributed to shareholders pro rata without preference to any share of the Fund as compared with other shares of the same class and without preference to one class of shares as compared with another, except in accordance with the former's dividend rights as a class. The Funds believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds would not result in dividends being treated as "preferential." The Funds' belief is not binding on the Internal Revenue Service (the "IRS"), no ruling has been obtained by the Funds from the IRS on the matter and there can be no guarantee that the IRS will agree with the Funds on this matter. The Funds' belief is based on the application of current federal income tax law and relevant authorities, and subsequent changes in federal tax law or judicial or administrative decisions or pronouncements may supercede or affect the Funds' conclusions. The Funds do not believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds has been considered by the IRS in other rulings. If dividends declared and paid by a Fund on any class of shares were to be treated as "preferential," dividends paid by the Fund to shareholders on all classes, of shares during the taxable year would become non-deductible. In this event, the Fund would not be treated as a regulated investment company and the Fund would be taxed on its net income, without any deductions for dividends paid to its shareholders. The resulting federal and state income tax liability, and any related interest and penalties, would be payable from and to the extent of such Fund's then available assets and ultimately would be borne by all current shareholders. The treatment of dividends declared and paid during the taxable year on any class of shares as preferential, and the resulting failure of a Fund to be treated as a regulated investment company, could have additional personal income tax consequences for shareholders of the Fund, including the taxation of distributions as ordinary income that otherwise would have been classified as net capital gains.

   Earnings of the Funds not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of this tax, each Fund intends to comply with this distribution requirement.

   It is expected that dividends and interest from non-U.S. sources received by a Fund will be subject to non-U.S. withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable United States income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

   The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the IRS that the shareholder is subject to backup withholding. Most corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding.

   Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as qualified retirement plans. THE FOREGOING DISCUSSION IS INCLUDED FOR SHAREHOLDERS THAT ARE EXEMPT FROM FEDERAL INCOME TAXES. SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS AS TO THE FEDERAL, STATE AND LOCAL TAX CONSEQUENCES OF OWNERSHIP OF SHARES OF THE FUNDS IN THEIR PARTICULAR CIRCUMSTANCES.

               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

   The following is a description of investment practices of the Funds and the securities in which they may invest:

   U.S. Treasury Obligations (All Funds). The Funds may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the United States Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

   U.S. Government Securities (All Funds). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor in the obligation must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

   Commercial Paper (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and United States Government agencies and instrumentalities, subject to the rating requirements specified for each Fund.

   Corporate Debt Securities (All Funds). The Funds may purchase corporate debt securities, subject to the rating and quality requirements specified with respect to each Fund. The Funds may invest in both rated commercial paper and rated corporate debt obligations of foreign issuers that meet the same quality criteria applicable to investments by the Funds in commercial paper and corporate debt obligations of domestic issuers. These investments, therefore, are not expected to involve significant additional risks as compared to the risks of investing in comparable domestic securities. Generally, all foreign investments carry with them both opportunities and risks not applicable to investments in securities of domestic issuers, such as risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, changes in foreign governmental attitudes toward private investment (possibly leading to nationalization, increased taxation or confiscation of foreign assets) and added difficulties inherent in obtaining and enforcing a judgment against a foreign issuer of securities should it default.

   Mortgage-Related Securities (All Funds). The Funds are permitted to invest in mortgage-related securities subject to the rating and quality requirements specified with respect to each such Fund. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. As with other fixed-income securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Funds in calculating maturity for purposes of investment in mortgage-related securities. The inverse relation between interest rates and value of fixed income securities will be more pronounced with respect to investments by the Fund in mortgage-related securities, the value of which may be more sensitive to interest rate changes.

   Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities.

   Collateralized Mortgage Obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate. The inverse relation between interest rates and value of fixed income securities will be more pronounced with respect to investments by the Fund in mortgage-related securities, the value of which may be more sensitive to interest rate changes.

   Asset-Backed Securities (All Funds). These Funds are permitted to invest in asset-backed securities, subject to the rating and quality requirements specified with respect to each such Fund. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Funds' investment objectives, policies and quality standards, a Fund may invest in these and other types of asset-backed securities which may be developed in the future.

   Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

   Common Stocks (All Funds). Common stock represents the residual ownership interest in the issuer after all of its obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market volatility.

   Preferred Stocks (All Funds). Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

   Real Estate Investment Trusts (ING Balanced Fund, ING Emerging Markets Equity Fund and ING Global Real Estate Fund). The ING Global Real Estate Fund will invest in, among other securities, shares of real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests.

   Depositary Receipts (All Funds). American Depositary Receipts ("ADRs") are U.S. dollar-denominated receipts generally issued by domestic banks, which evidence the deposit with the bank of the common stock of a foreign issuer and which are publicly traded on exchanges or over-the-counter in the United States.

   The Funds may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

   In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

   Investments in ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers through ADRs are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect the value of the particular ADR. There may be less publicly available information about a foreign company than about a U.S. company, and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert proceeds realized upon the sale of portfolio securities of the affected foreign companies immediately into U.S. currency. The ING International Equity, ING Emerging Markets Equity and ING European Equity Funds may also invest in European Depository Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). EDRs are receipts issued in bearer form by a European financial institution and traded in European securities' markets. GDRs are receipts issued globally. EDRs are designed for trading in European Markets and GDRs are designed for trading in non-U.S. securities markets. Investments in EDRs and GDRs involve similar risks as ADRs.

   Investment in Foreign Securities (All Funds). The Funds may invest in securities of foreign governmental and private issuers. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries.

   Convertible and Exchangeable Securities (All Funds). The Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to each such Fund. Convertible securities generally offer fixed interest or dividend yields and may be converted either at a stated price or stated rate for common or preferred stock. Exchangeable securities may be exchanged on specified terms for common or preferred stock. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer.

   Domestic and Foreign Bank Obligations (All Funds). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Funds will not invest in any obligations of their affiliates, as defined under the 1940 Act.

   Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Sub-Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds.

   Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing in more than seven days may not exceed 15% of the value of the net assets of the Funds.

   Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

   Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

   STRIPS and Zero Coupon Securities (All Funds). Each Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interests components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. The Funds will not actively trade in STRIPS.

   The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

   Variable rate demand obligations (All Funds). Variable rate demand obligations have a maturity of five to twenty years but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. Generally, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity. The remarketing agent is typically a financial intermediary that has agreed to perform these services. Variable rate master demand obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Funds, as lender, and the borrower. Because the obligations are direct lending arrangements between the Funds and the borrower, they will not generally be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The borrower also may prepay up to the full amount of the obligation without penalty. While master demand obligations, as such, are not typically rated by credit rating agencies, if not so rated, a Fund may, under its minimum rating standards, invest in them only if, in the opinion of the Sub-Adviser, they are of an investment quality comparable to other debt obligations in which the Funds may invest. See the SAI for further details on variable rate demand obligations and variable rate master demand obligations.

   Open-End and Closed-End Investment Companies (All Funds). Each Fund may invest in shares of other open-end and closed-end management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment. The purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

   Options on Securities (All Funds). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put option who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

   The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

   The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

   Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

   The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

   Dollar Roll Transactions (ING Growth & Income Fund, ING Balanced Fund and ING Emerging Markets Equity Fund). The Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds' use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. The Funds will engage in roll transactions primarily for the purpose of acquiring securities for its portfolio and not for investment leverage.

   Swap Agreements (ING Growth & Income Fund, ING Balanced Fund and ING Emerging Markets Equity Fund). To manage its exposure to different types of investments, the Funds may enter into interest rate, total return, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments to a fixed interest rate on the same amount for a specified period. Total return swap agreements are similar to interest rate swap agreements, except the numerical amount is tied to a market-linked return. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

   Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. Swap agreements involve risks depending upon the counterparties creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Sub-Advisers monitor the creditworthiness of counterparties to these transactions and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

   Short Selling (ING International Equity Fund and ING Emerging Markets Equity
Fund). The Funds may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account with the Fund's custodian, liquid assets, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. No more than 25% of the Fund's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales. Short sales against-the-box are not subject to this 25% limit.

   In a short sale "against-the-box," the Fund enters into a short sale of a security which the Fund owns or has the right to obtain at no added cost. Not more than 25% of the Fund's net assets (determined at the time of the short sale against-the-box) may be subject to such sales.

   Futures, Related Options and Options on Stock Indices (All Funds). The Funds may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on stock indices traded on national securities exchanges. A Fund may hedge a portion of its portfolio by purchasing such instruments during a market advance or when the Sub-Adviser anticipates an advance. In attempting to hedge a portfolio, the Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. The Funds will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

   A stock index assigns relative weighting to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. The Funds will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indices upon which such futures contracts are based, and the number of futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets.

   When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

   In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."

   During a market decline or when the Sub-Adviser anticipates a decline, a Fund may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on a stock index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Sub-Adviser anticipates an advance, each Fund may hedge a portion of its portfolio by purchasing futures, options on these futures or options on stock indices. This affords a hedge against a Fund not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. Each Fund will sell options on futures and on stock indices only to close out existing positions.

   Interest Rate Futures Contracts (All Funds). The Funds may, to a limited extent, enter into interest rate futures contracts -- i.e., contracts for the future delivery of securities or index-based futures contracts -- that are, in the opinion of the Sub-Adviser, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect a Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of a Fund's current portfolio securities. The Funds will engage in such transactions primarily for bona fide hedging purposes.

   Options on Interest Rate Futures Contracts (All Funds). The Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the

Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

   Foreign Exchange Contracts (ING International Equity Fund, ING Emerging Markets Equity Fund, ING European Equity Fund, ING Global Brand Names Fund, ING Global Information Technology Fund and ING Global Real Estate Fund). Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. When investing in foreign securities, the Funds usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Funds incur foreign exchange expenses in converting assets from one currency to another.

   The Funds may enter into foreign currency forward contracts or currency futures for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which the Fund has investments may suffer a decline against the U.S. dollar or against another foreign currency. The Funds may choose to lock in the price of securities or dividends or interest to be received in a currency other than the U.S. dollar when the Sub-Adviser believes that doing so is in the best interest of the Fund. In addition, when the Sub-Adviser believes that the currency of a particular country (the "hedged currency") may suffer a substantial decline against the U.S. dollar or against a major foreign currency, such as the Deutschemark or the European Currency Unit, it may enter into a forward or futures contract to sell, for a fixed amount of U.S. dollars or such currency, as the case may be, the amount of that currency approximating the value of some or all of the Funds' portfolio securities denominated in the hedged currency (called a "short" position). The Fund may attempt to accomplish objectives similar to those described above with respect to forward and futures contracts for currency by means of purchasing put or call options traded on exchanges. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time for the contract. This method of attempting to hedge the value of the Funds' portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Funds do not intend to maintain a net exposure to such contracts where the fulfillment of the Funds' obligations under such contracts would obligate the Funds to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in the currency. The Funds will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if the Sub-Adviser fail to predict currency values correctly.

   "When-Issued" and "Forward Commitment" Transactions (All Funds). The Funds may purchase securities on a when-issued and delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets equal to the value of purchase commitments will be maintained until payment is made. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value. For further information, see the SAI.

   Loans of Portfolio Securities (All Funds). To increase current income, each Fund may lend its portfolio securities in an amount up to 33 1/3% of each such Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned. These transactions involve a loan by the applicable Fund and are subject to the same risks as repurchase agreements. For further information, see the SAI.

   Repurchase Agreements (All Funds). The Funds may enter into repurchase agreements with any bank and broker-dealer which, in the opinion of the Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. A Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven business days or in securities for which market quotations are not readily available. For more information about repurchase agreements, see "Investment Policies" in the SAI.

   Borrowing (All Funds). Each Fund may borrow up to 33 1/3% of its net assets to purchase securities and for temporary purposes. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Fund's shares. The Funds also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

   Reverse Repurchase Agreements (All Funds). The Funds may also enter into reverse repurchase agreements. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. A Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

   Portfolio Turnover. The Funds generally will not engage in the trading of securities for the purpose of realizing short-term profits, but each Fund will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, each Fund may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if a Fund considers it advantageous to purchase or sell securities. The Funds do not anticipate that the respective annual portfolio turnover rates will exceed the following: ING Large Cap Growth Fund 100%; ING Growth & Income Fund 100%; ING Mid Cap Growth Fund 100%; ING Small Cap Growth Fund 100%; ING Balanced Fund 100%; ING Global Brand Names Fund 100%; ING International Equity Fund 200%; ING Emerging Markets Equity Fund 200%; ING European Equity Fund 100%; ING Tax Efficient Equity Fund 50%; ING Focus Fund, 100%; ING Global Information Technology Fund 100%; and ING Global Real Estate Fund 100%. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by each Fund and its shareholders.

                         RISKS OF INVESTING IN THE FUNDS

   General. The price per share of each of the Funds will fluctuate with changes in value of the investments held by the Fund. For example, the value of a Fund's shares will generally fluctuate inversely with the movements in interest rates. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by the Fund. There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Sub-Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each diversified Fund (i.e., all funds except the ING Global Brand Names Fund, ING Focus Fund and ING Global Real Estate Fund) is managed within certain limitations that restrict the amount of the Fund's investment in any single issuer.

   Equity Securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

   Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

   Real Estate Securities. While the ING Global Real Estate Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

   In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund invests may invest their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in any such sectors.

   Foreign Securities. Investing in the securities of issuers in any foreign country including ADRs and EDRs involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Funds' investments may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. See the SAI for further information about foreign securities.

   Fixed Income Securities. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

   Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

   Risks of Options and Futures Contracts. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

   The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Sub-Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that the Sub-Adviser possesses the skills necessary for the successful utilization of such transactions.

   The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash, U.S. Government securities or other liquid high grade debt obligations to cover the futures and options.

   Risks of Techniques Involving Leverage. Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Sub-Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

   Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

   The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

   Non-diversified Investment Companies. The ING Global Brand Names Fund, the ING Focus Fund and the ING Global Real Estate Fund are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

   Concentration. The ING Global Information Technology Fund and ING Global Real Estate Fund "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

   Year 2000. Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Manager and the Funds' other service providers do not properly process and calculate date-related information for the Year 2000 and beyond. The Funds have been informed that the Manager, and the Funds' other service providers (i.e., Sub-Adviser, Administrator, Transfer Agent, Fund Accounting Agent, Distributor and Custodian) have developed and are implementing clearly defined and documented plans to minimize the risk associated with the Year 2000 problem. These plans include the following activities: inventorying of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems and retesting for Year 2000 readiness. In addition, the service providers are obtaining assurances from their vendors and suppliers in the same manner. Non-compliant Year 2000 systems upon which the Funds are dependent may result in errors and account maintenance failures. The Funds have no reason to believe that (i) the Year 2000 plans of the Manager and the Funds' other service providers will not be completed by December, 1999, and (ii) the costs currently associated with the implementation of their plans will have material adverse impact on the business, operations or financial condition of the Funds or their service providers.

   In addition, the Year 2000 problem may adversely affect the companies in which the Funds invest. For example, these companies may incur substantial costs to correct the problem and may suffer losses caused by data processing errors. Since the ultimate costs or consequences of incomplete or untimely resolution of the Year 2000 problem by the Funds' service providers are unknown to the Funds at this time, no assurance can be made that such costs or consequences will not have a material adverse impact on the Funds or their service providers.

   The Funds and the Manager will continue to monitor developments relating to the Year 2000 problem, including the development of contingency plans for providing back-up computer services in the event of a systems failure.

   European Economic and Monetary Union. Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." Each such participating country anticipates replacing its existing currency with the Euro on January 1, 1999. Other European countries may participate after that date. This conversion presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; the establishment of exchange rates for existing currencies and the Euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economical risks, could cause market disruptions before or after the interaction of the Euro, and could adversely affect the value of securities held by the Funds.

   The Funds have been informed that the Manager, and the Funds' other service providers, as applicable, are taking steps to minimize the risk associated with the conversion. In addition, where appropriate, certain service providers are obtaining assurances from their vendors in the same manner.

   Since the ultimate consequences of the conversion are unknown to the Funds at this time, no assurance can be made that such consequences will not have a material adverse impact on the Funds. The Funds and the Manager will continue to monitor developments relating to the conversion.

                                OTHER INFORMATION

CAPITALIZATION

   ING Funds Trust was organized as a Delaware business trust on July 30, 1998 and currently consists of 23 separately managed portfolios, each of which is divided into Class A, B, C, X and I shares, except for the ING National Tax-Exempt Bond Fund and ING National Tax-Exempt Money Market Fund, which are not offering Class X or Class I shares. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid, non-assessable and freely transferable.

VOTING

   Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Trust Instrument, they may be entitled to vote. The Funds are not required to hold regular annual meetings of shareholders and do not intend to do so.

The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Funds may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Funds and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Act. See "Other Information -- Voting Rights" in the SAI.

   Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Funds) means the vote of the lesser of: (i) 67% of the shares of a Fund (or the Funds) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (ii) more than 50% of the outstanding shares of a Fund (or the Funds).

PERFORMANCE INFORMATION

   A Fund may, from time to time, include its yield and total return in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield and total return of the Funds are mandated by the SEC.

   Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that Fund over periods of since inception, 1, 3, 5 and 10 years (up to the life of that Fund), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

   Performance information for a Fund may be compared to various unmanaged indices, such as those indices prepared by Lipper Analytical Services, Morningstar, Standard & Poor's, the Dow Jones Industrial Average and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Funds and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for Funds, see the SAI.

ACCOUNT SERVICES

   All transactions in shares of the Funds will be reflected in a quarterly statement for each shareholder. In those cases where a Service Organization or its nominee is the shareholder of record of shares purchased for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

   DST acts as the Funds' transfer agent pursuant to a Services Agreement with ING Fund Services. ING Fund Services (not the Funds) compensates DST for providing personnel and facilities to perform dividend disbursing and transfer agency-related services for the Funds.

CUSTODIAN

   Investors Fiduciary Trust Co. acts as the Funds' Custodian. Pursuant to the Custodian Agreement, the Custodian is responsible for holding each Fund's cash and portfolio securities. The Custodian may enter into sub-custodian agreements with certain qualified banks.

   Rules adopted under the 1940 Act permit investment companies to maintain their securities and cash in the custody of certain eligible foreign banks and depositories. The ING Global Brand Names Fund, ING International Equity Fund, ING Emerging Markets Equity Fund, ING European Equity Funds, ING Global Information Technology Fund and ING Global Real Estate Fund portfolios of non-United States securities are held by sub-custodians which are approved by the Trustees or a foreign custody manager appointed by the Trustees in accordance with these rules. The Board of Trustees has appointed the Custodian as its foreign custody manager. The determination to place assets with a particular foreign sub-custodian is made pursuant to these rules which require the consideration of a number of factors including, but not limited to, the reliability and financial stability of the sub-custodian; the sub-custodian's practices, procedures and internal controls; and the reputation and standing of the sub-custodian in its national market.

CODE OF ETHICS

   The Code of Ethics of the Manager and the Funds prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. Both organizations maintain careful monitoring of compliance with the Code of Ethics.

COUNSEL

   Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel for the Trust and from time to time provides advice to the Manager.

SHAREHOLDER INQUIRIES

   All written shareholder inquiries should be directed to the Funds at ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. Alternatively, you may call the Funds at 1-877-INFO-ING.

MANAGER                                         DISTRIBUTOR

   ING Mutual Funds Management Co. LLC             ING Funds Distributor, Inc.
   1475 Dunwoody Drive                             1475 Dunwoody Drive
   West Chester, PA  19380                         West Chester, PA  19380

SUB-ADVISERS                                    CUSTODIAN

   Baring Asset Management, Inc.                   Investors Fiduciary Trust Co.
   125 High Street                                 801 Pennsylvania Street
   Boston, MA  02110                               Kansas City, MO  64105

   Baring International Investment Limited      TRANSFER AGENT
   155 Bishopsgate
   London, England EC2M 3XY                        DSY Systems, Inc.
                                                   333 W. 11th Street
   Baring International Investment                 Kansas City, MO  64105
   (Far East) Limited
   19/F Edinburgh Tower, The Landmark,
   15 Queens Road, Central, Hong Kong           INDEPENDENT AUDITORS

   ING Investment Management Advisors B.V.         Ernst & Young LLP
   Schenkkade 65, 2595 AS                          787 Seventh Avenue
   The Hague, The Netherlands                      New York, NY  10019

   ING Investment Management LLC                LEGAL COUNSEL
   5780 Powers Ferry Road, N.W., Suite 300
   Atlanta GA,  30327                              Paul, Weiss, Rifkind, Wharton & Garrison
                                                   1285 Avenue of the Americas
   Furman Selz Capital Management LLC              New York, NY  10019-6064
   230 Park Avenue
   New York, NY  10169

   Delta Asset Management
   333 South Grand Avenue
   Los Angeles, CA  90071


                                                             ING-EQUPRO-I (7/99)


[LOGO]

FINANCIAL SERVICES INTERNATIONAL                                  NORTH AMERICA



ING FUNDS PROSPECTUS

July 1, 1999

Class I Shares



BOND FUNDS

ING INTERMEDIATE BOND FUND
ING HIGH YIELD BOND FUND
ING INTERNATIONAL BOND FUND
ING MORTGAGE INCOME FUND










                                                               [ING FUNDS LOGO]

ING FUNDS TRUST                                                      PROSPECTUS
P.O. BOX 1239
MALVERN, PA 19355-9836
GENERAL & ACCOUNT INFORMATION: 1-877-INFO-ING OR 1-877-463-6464

    This Prospectus describes four funds (each, a "Fund" and, collectively, the "Funds") of the ING Funds Trust (the "Trust"), managed by ING Mutual Funds Management Co. LLC, a Delaware limited liability company (the "Manager"). The Manager has delegated certain of its investment advisory activities to the sub-advisers described herein (each a "Sub-Adviser", and collectively, the "Sub-Advisers"). The Manager and its Sub-Advisers are wholly-owned indirect subsidiaries of ING Groep, N.V. ("ING Group"). The Funds and their investment objectives are:

    The ING Intermediate Bond Fund seeks to provide investors with a high level of current income consistent with the preservation of capital and liquidity.

    The ING High Yield Bond Fund seeks to provide investors with a high level of current income and total return.

    The ING International Bond Fund is a non-diversified fund that seeks to provide investors with high total return.

    The ING Mortgage Income Fund seeks to provide investors with long-term income consistent with preservation of capital.

    Each Fund offers five different classes of shares -- Class A shares, Class B shares, Class C shares, Class X shares and Class I shares. The Class I shares are offered in this Prospectus and may be purchased only by retirement plans affiliated with ING Group. The Class A, Class B, Class C and Class X shares are offered under separate prospectuses. Shares of the Funds are sold to the public by ING Funds Distributor, Inc. (the "Distributor").


    SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ING GROUP OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY AND MAY INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE NET ASSET VALUE OF THE FUNDS WILL FLUCTUATE FROM TIME TO TIME. THERE CAN BE NO ASSURANCE THAT THE FUNDS' INVESTMENT OBJECTIVES WILL BE ACHIEVED.



    This Prospectus sets forth concisely the information a prospective investor should know before investing in the Funds and should be read and retained for information about each Fund. A statement of additional information (the "SAI"), dated July 1, 1999, as amended or supplemented from time to time, containing additional and more detailed information about the Funds, has been filed with the Securities and Exchange Commission ("SEC") and is hereby incorporated by reference into this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding the Funds. The SAI is also available without charge and can be obtained by writing or calling the Funds at the address and telephone number printed above.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  July 1, 1999

                                TABLE OF CONTENTS

                                                                                               Page
                                                                                               ----
HIGHLIGHTS...............................................................................       1
FUND EXPENSES............................................................................       4
THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS.......................................       7
MANAGEMENT OF THE FUNDS..................................................................       9
FUND SHARE VALUATION.....................................................................      12
PURCHASE OF FUND SHARES..................................................................      13
REDEMPTION OF FUND SHARES................................................................      13
EXCHANGE OF FUND SHARES..................................................................      15
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.................................................      16
DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES.......................................      17
RISKS OF INVESTING IN THE FUNDS..........................................................      26
OTHER INFORMATION........................................................................      30

                                   HIGHLIGHTS

THE FUNDS

    Each Fund is a separate investment fund or portfolio, commonly known as a mutual fund. The Funds are portfolios of the ING Funds Trust (the "Trust"), a Delaware business trust organized under the laws of the State of Delaware as an open-end management investment company on July 30, 1998. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of each Fund.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

    This Prospectus describes four funds managed by ING Mutual Funds Management Co. LLC (the "Manager") and sub-advised by the applicable Sub-Adviser. Each Fund has a distinct investment objective and policies. There can be no assurance that any Fund will achieve its investment objective.

    ING Intermediate Bond Fund. The ING Intermediate Bond Fund seeks to provide investors with a high level of current income consistent with the preservation of capital and liquidity. Under normal market conditions, the Fund will invest at least 65% of its total assets in debt securities rated, at the time of purchase, BBB or better by a Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase, and will seek to maintain a minimum average portfolio quality rating of "BBB." Fixed income securities downgraded to below BBB subsequent to purchase may be retained in the portfolio when deemed by the Fund's Sub-Adviser to be in the best interest of Fund shareholders. The dollar-weighted average maturity of the ING Intermediate Bond Fund will generally range between three and ten years.

    ING High Yield Bond Fund. The ING High Yield Bond Fund seeks to provide investors with a high level of current income and total return. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in high yield (high risk) bonds.

    ING International Bond Fund. The ING International Bond Fund is a non-diversified fund that seeks to provide investors with high total return. Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities of international issuers located in at least three different countries outside of the United States and rated, at the time of purchase, BBB or better by a NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase.

    ING Mortgage Income Fund. The ING Mortgage Income Fund seeks to provide investors with long-term income consistent with preservation of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in mortgage-backed securities.

    All Funds. All Funds may also use various investment strategies and techniques when the Sub-Adviser determines that such use is appropriate in an effort to meet a Fund's investment objective. For additional information concerning the investment policies, practices and risk consideration of the Funds, see "The Investment Policies and Practices of the Funds" and "Risks of Investing in the Funds".

INVESTMENT RISKS

    General. The price per share of each Fund will fluctuate with changes in value of the investments held by such Fund. Additionally, there can be no assurance that the Funds will achieve their investment objectives or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products.

    Fixed Income Securities. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

    Foreign Securities. Investments in securities of issuers in any foreign country involves special risk considerations not typically associated with investing in U.S. companies. These risks are often heightened for investments in developing or emerging markets.

    Risks of Techniques Involving Leverage. Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements and purchase securities on a when issued or forward commitment basis and engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments.

    The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. The risks of leverage may be considered speculative.

    Non-diversified Investment Companies. The ING International Bond Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended, (the "1940 Act"), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

    High Yield Securities. The ING High Yield Bond Fund will invest primarily in high yield bonds. Certain high yield bonds carry particular market risks and may experience greater volatility in market value than investment grade corporate bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved may significantly affect the value of these bonds. Some of these securities may be subject to call and have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile.

    For additional information concerning the risks of investing in the Funds, see "Risks of Investing in the Funds."

MANAGEMENT OF THE FUNDS

    As manager of the Funds, the Manager has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Fund by its respective Sub-Adviser. The Manager also provides certain administrative services necessary for the Funds' operations. Pursuant to a Management Agreement, the Trust currently pays the Manager for its services a monthly fee at an annual rate based on the average daily net assets of each Fund. See "Fund Expenses -- Fee Table" and "Management of the Funds -- The Manager." All of the Sub-Advisers are indirect subsidiaries of ING Group and are affiliates of each other and the Manager and ING Funds Distributor, Inc. ("Distributor").

    Baring International Investment Limited ("BIIL"), Baring International Investment (Far East) Limited ("BIFL") and Baring Asset Management, Inc ("BAM") serve as co-sub-advisers to the ING International Bond Fund. ING Investment Management LLC ("IIM") serves as sub-adviser to the ING Intermediate Bond Fund, ING High Yield Bond Fund and ING Mortgage Income Fund. BIIL, BIFL, BAM and IIM may be referred to herein individually as a "Sub-Adviser" and collectively as the "Sub-Advisers." For their services, the Sub-Advisers receive a fee from the Manager based on their respective Fund's average daily net assets. See "Management of the Funds -- the Sub-Advisers."

    The Sub-Advisers have full investment discretion and make all determinations with respect to the investment of each Fund's assets and the purchase and sale of portfolio securities consistent with the investment objectives, policies, and restrictions for such Fund.

OTHER SERVICE PROVIDERS

    The Distributor distributes the Funds' shares and may be compensated for certain of its distribution-related expenses. ING Fund Services Co. LLC ("ING Fund Services") has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account servicing, and other services. ING Fund Services has hired DST Systems, Inc. ("DST") to act as the Funds' transfer agent and First Data Investor Services Group ("First Data") to act as the Funds' fund accounting agent.

CLASSES OF SHARES

    The Funds offer investors a choice among multiple classes of shares with different sales charges and expenses. In selecting which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your investment, (ii) the amount of any applicable sales charge (whether imposed at the time of purchase or redemption) and Rule 12b-1 fees, as noted below, (iii) whether you qualify for any reduction or waiver of any applicable sales charge, (iv) the various exchange privileges among the different classes of shares and (v) the fact that Class B and X shares automatically convert to Class A shares after eight years. The Class I shares are offered in this Prospectus and may be purchased only by retirement plans affiliated with ING Group.

    A broker-dealer may receive different levels of compensation depending on which class of shares is sold. The Distributor may also provide additional compensation to dealers in connection with selling shares of the Funds or for their own company-sponsored sales programs. Additional compensation or assistance may be provided to dealers and includes, but is not limited to, payment or reimbursement for educational, training and sales conferences or programs for their employees. In some cases, this compensation may only be available to dealers whose representatives have sold or are expected to sell significant amounts of shares. The Distributor will make these payments from its own resources and none of the aforementioned additional compensation is paid for by the applicable Fund or its shareholders.

    Class I Shares. Class I shares are sold without an initial sales charge. Class I shares also are not subject to any Rule 12b-1 fees, shareholder servicing fees or account servicing fees. See "Purchase of Fund Shares."

    Class A, Class B, Class C and Class X Shares. Each Fund offers Class A, Class B, Class C and Class X shares under separate prospectuses. These Classes of shares have different sales charges and other expenses, which may affect performance. If you are interested in further information concerning the Class A, Class B, Class C or Class X shares, please call the Funds and request a prospectus at 1-877-INFO-ING or contact your authorized broker or investment adviser.

    All Classes. Each Class of shares, except the Class I shares, is also subject to shareholder servicing fees of up to 0.25% of average daily net assets attributable to such shares and account servicing fees of up to 0.25% of average daily net assets attributable to such shares. See "Management of the Funds -- Shareholder Servicing Plan" and "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services."

                                  FUND EXPENSES

    The purpose of the following tables is to assist investors in understanding the various costs and expenses that an investor in each Fund will bear, either directly or indirectly. Each Fund's costs and expenses are based upon estimates of the Fund's operating expenses for the Fund's first fiscal year:

                                    FEE TABLE

                                                                  ING INTERMEDIATE BOND FUND       ING HIGH YIELD BOND FUND
                                                                             CLASS I                         CLASS I
                                                                             -------                         -------
         SHAREHOLDER TRANSACTION EXPENSES
         Maximum Sales Charge Imposed on Purchases
           (as a percentage of offering price).............                   NONE                             NONE
         Maximum Sales Charge Imposed on Reinvested Dividends
           (as a percentage of offering price).............                   NONE                             NONE
         Maximum Contingent Deferred Sales Charge
           (as a percentage of the lesser of the net asset
            value at the time of redemption or at the time of purchase)       NONE                             NONE
         ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
           AVERAGE DAILY NET ASSETS)
         Management Fees (after waivers)*..................                  0.13%                            0.16%
         12b-1 Fees........................................                  0.00%                            0.00%
         Shareholder Servicing Fees........................                  0.00%                            0.00%
         Other Expenses**..................................                  0.49%                            0.49%
                                                                          -------                           ------
         TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***..                  0.62%                            0.65%
                                                                          =======                           ======

------------


        * Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING Intermediate Bond Fund and the ING High Yield Bond Fund would be 0.50% and 0.65% annually of the average daily net assets for each Fund, respectively. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

       ** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses and $17 per an account for transfer agency services plus out-of-pocket expenses. ING Fund Services may engage third parties to perform some or all of these services. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in this Prospectus.)

      *** Total Fund Operating Expenses (before waivers) would be 0.99% for Class I shares of the ING Intermediate Bond Fund and 1.14% for Class I shares of the ING High Yield Bond Fund.

                                    FEE TABLE

                                                                  ING INTERNATIONAL BOND FUND      ING MORTGAGE INCOME FUND
                                                                             CLASS I                        CLASS I
                                                                             -------                        -------
         SHAREHOLDER TRANSACTION EXPENSES
         Maximum Sales Charge Imposed on Purchases
           (as a percentage of offering price).............                   NONE                              NONE
         Maximum Sales Charge Imposed on Reinvested Dividends
           (as a percentage of offering price).............                   NONE                              NONE
         Maximum Contingent Deferred Sales Charge
           (as a percentage of the lesser of the net asset
           value at the time of redemption or at the time of purchase)       NONE                              NONE
           the time of redemption or at the time of purchase)
         ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
           AVERAGE DAILY NET ASSETS)
         Management Fees (after waivers)*..................                  0.25%                             0.13%
         12b-1 Fees........................................                  0.00%                             0.00%
         Shareholder Servicing Fees........................                  0.00%                             0.00%
         Other Expenses **.................................                  0.78%                             0.48%
                                                                          -------                            ------
         TOTAL FUND OPERATING EXPENSES (AFTER WAIVERS)***..                  1.03%                             0.61%
                                                                          =======                            ======

------------


        * Management Fees consisting of investment advisory and administrative fees (before waivers) for the ING International Bond Fund and ING Mortgage Income Fund would be 1.00% and 0.50% annually of the average daily net assets for each Fund, respectively. The fee waivers reflected in the table are voluntary and may be modified or terminated at any time without the Funds' consent.

       ** Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses and $17 per an account for transfer agency services plus out-of-pocket expenses. ING Fund Services may engage third parties to perform some or all of these services. (See "Management of the Funds -- Fund Accountant, Transfer Agent and Account Services" in this Prospectus.)

      *** Total Fund Operating Expenses (before waivers) would be 1.78% for Class I shares of the ING International Bond Fund and 0.98% for Class I shares of the ING Mortgage Income Fund.

EXPENSE EXAMPLES:

    The following table is provided to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund(s). These figures shown would be the same whether you sold your shares at the end of a period or continued to hold them.


                                                            1 YEAR      3 YEARS
                                                            ------      -------
                          ING INTERMEDIATE BOND FUND
                               Class I Shares.........       $6          $20
                          ING HIGH YIELD BOND FUND
                               Class I Shares.........       $7          $21
                          ING INTERNATIONAL BOND FUND
                               Class I Shares.........       $11         $33
                          ING MORTGAGE INCOME FUND
                               Class I Shares.........       $6          $20

------------




    THE EXAMPLES PROVIDED SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE FUNDS' PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN THAT IS GREATER OR LESS THAN 5%.

               THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS

    Each Fund follows its own investment policies and practices, including certain investment restrictions. The "Investment Restrictions" section of the SAI contains specific investment restrictions (the "Investment Restrictions") which govern each Fund's investments. Each Fund's investment objective and certain Investment Restrictions are fundamental policies which may not be changed without a vote of a majority of the outstanding shares, as defined under the 1940 Act, of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this Prospectus and in the SAI are not fundamental, and may therefore be changed by the Board of Trustees without shareholder approval. There can be no assurance that any Fund will achieve its investment objective.

    The ING Intermediate Bond Fund. The ING Intermediate Bond Fund seeks to provide investors with a high level of current income consistent with the preservation of capital and liquidity. Under normal market conditions, the Fund will invest at least 65% of its total assets in debt securities rated at the time of purchase, BBB or better by a NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase, and will seek to maintain a minimum average portfolio quality rating of "BBB." Fixed income securities downgraded to below BBB subsequent to purchase may be retained in the portfolio when deemed by the Fund's Sub-Adviser to be in the best interest of Fund shareholders. A description of security ratings is contained in an Appendix to the SAI. The dollar-weighted average maturity of the ING Intermediate Bond Fund will generally range between three and ten years. Any remaining assets may be invested in convertible securities, preferred stocks and debt of foreign issuers, U.S. Government securities and money market instruments that the Fund's Sub-Adviser believes are appropriate in light of the Fund's objective. Money-market instruments must be rated in one of the top two rating categories by a NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser.

    ING High Yield Bond Fund. The ING High Yield Bond Fund seeks to provide investors with a high level of current income and total return. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in high yield (high risk) bonds. Any remaining assets may be invested in investment grade bonds, debt of foreign issuers, common and preferred stocks, U.S. Government securities and money market instruments that the Fund's Sub-Adviser believes are appropriate in light of the Fund's objective. High yield bonds, which are high risk bonds, are debt securities that are not rated by a NRSRO or are rated below investment grade by a NRSRO such as Ba or lower by Moody's Investors Services, Inc. ("Moody's") or BB or lower by Standard & Poor's Rating Group ("S&P"). A description of security ratings is contained in an Appendix to the SAI. The Fund defines high yield bonds to include: bank loans, payment in kind ("PIK") securities, fixed, variable, floating rate and deferred interest debt obligations, zero coupon bonds; asset and mortgage-backed debt obligations; structured debt obligations; and convertible bonds. In evaluating the quality of a particular high yield bond for investment in the Fund, the Sub-Adviser does not rely exclusively on ratings assigned by the NRSROs. The Sub-Adviser will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security. However, the Sub-Adviser does not have restrictions on the rating level of the securities in the Fund's portfolio and may purchase and hold securities in default.

    The Fund will not purchase any common stocks if, after such purchase, more than 20% of the value of its total assets would be invested in common stocks. The Fund will invest in common stocks purchased in order to attempt to achieve either a combination of its primary and secondary goals, in which case the common stocks will be dividend-paying, or to achieve its secondary goal, in which case the common stocks may not pay dividends.

    There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. Maturities may vary widely depending on the Sub-Adviser's assessment of interest rate trends and other economic and market factors.

    ING International Bond Fund. The ING International Bond Fund is a non-diversified fund that seeks to provide investors with high total return. Under normal market conditions, the Fund will invest at least 65% of its total assets in fixed income securities of international issuers located in at least three different countries outside of the United States and rated, at the time of purchase, BBB or better by a NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase. The Fund strives to take maximum advantage of financial and economic developments and currency fluctuations.

    Fixed income securities, for purposes of this Fund, consist of: (i) securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities (sovereign debt); (ii) corporate bonds and debentures rated in the highest four rating categories by a NRSRO;
(iii) obligations of supranational entities; (iv) repurchase agreements involving such securities; (v) loan participations; (vi) short-term commercial paper of U.S. or foreign issuers rated in the highest two rating categories by a NRSRO; and (vii) swaps.

    Any remaining Fund assets may be invested in: (i) securities denominated in U.S. dollars or foreign currencies which are rated below investment grade; (ii) obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities; (iii) obligations (certificates of deposit, time deposits, and bankers' acceptances) of commercial banks, savings and loan institutions, and U.S. and foreign branches of foreign banks that have total assets of $500 million or more as shown on their last published financial statements at the time of investment; (iv) mortgage-backed securities rated in the highest three rating categories by a NRSRO; (v) asset-backed securities rated in the highest three rating categories by a NRSRO;
(vi) receipts; and (vii) Guaranteed Insurance Contracts ("GICs"). The Fund may invest or hold a portion of its assets in U.S. dollars and foreign currencies, including multinational currency units. Normally, a portion of the Fund's total assets is held in U.S.
dollars.

    There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. Maturities may vary widely depending on the Sub-Adviser's assessment of interest rate trends and other economic and market factors.

    The Fund is non-diversified for purposes of the 1940 Act, which means that it is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

    ING Mortgage Income Fund. The ING Mortgage Income Fund seeks to provide investors with long-term income consistent with preservation of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in mortgage-backed securities. Any remaining assets may be invested in fixed income securities including, but not limited to, U.S. Government securities, corporate bonds, notes and debentures, asset-backed securities and money market instruments that the Fund's Sub-Adviser believes are appropriate in light of the Fund's objective. The Fund's investments will be rated, at the time of purchase, at least A by Moody's or S&P or similarly rated by another NRSRO or if non-rated, they are, in the view of the Sub-Adviser, at the time of purchase, of comparable quality. A description of security ratings is contained in an Appendix to the SAI.

    There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. Accordingly, the Fund may vary the proportion of its holdings of long- and short-term debt securities in order to reflect its assessment of prospective changes in interest rates even if such action may adversely affect current income. For example, if in the opinion of the Sub-Adviser, interest rates generally are expected to decline, the Fund may sell its shorter term securities and purchase longer term securities in order to benefit from greater expected relative price appreciation; the securities sold may have a higher current yield than those being purchased. The success of this strategy will depend on the Sub-Adviser's ability to forecast changes in interest rates. Moreover, the Fund intends to manage its portfolio actively by taking advantage of trading opportunities such as sales of fund securities and purchases of higher yielding securities of similar quality due to distortions in normal yield differentials.

    Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement. See "Private Mortgage Pass-Through Securities" below. The Fund may invest in adjustable rate and fixed rate mortgage securities.

    Where securities are issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such guarantee does not extend to the yield or value of the securities or the Fund's shares. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The value of these securities is likely to vary inversely with fluctuations in interest rates.

    All Funds. The SEC currently requires a Fund to invest at least 65% of its total assets in investments that are consistent with its name. To the extent the SEC changes the percentage of a Fund's total assets that must be invested in investments that are consistent with its name, each Fund reserves the right to change, without shareholder approval, the percentage required to be invested by the Fund from 65% of total assets to the percentage required by the SEC or to change the name of the Fund.

    In order to meet liquidity needs or for temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the Sub-Adviser's opinion are more conservative than the types of securities that the Fund typically invests in. To the extent the Funds are engaged in temporary or defensive investments, a Fund will not be pursuing its investment objective.

    As a matter of fundamental policy, notwithstanding any limitation otherwise, each Fund has the ability to seek to achieve its investment objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

    It is the intention of the Funds, unless otherwise indicated, that with respect to their respective policies that are the result of the application of law, the Funds will use to their maximum advantage the flexibility that may exist as a result of rules or interpretations of the SEC of such laws currently in existence or amended or promulgated in the future.

    The types of securities and investment practices used by the Funds are described in greater detail at "Description of Securities and Investment Practices."

                             MANAGEMENT OF THE FUNDS

    The business and affairs of each Fund are managed under the direction of the Board of Trustees. Additional information about the Trustees, as well as the Funds' executive officers, may be found in the SAI under the heading "Management -- Trustees and Officers."

THE MANAGER

    ING Mutual Funds Management Co. LLC, 1475 Dunwoody Drive, West Chester, PA 19380, serves as the manager of the Funds pursuant to a Management Agreement with the Trust. The Manager was formed on September 8, 1998, as a Delaware limited liability company and is a wholly-owned indirect subsidiary of ING Group. The Manager is registered with the SEC as an investment adviser and has no prior experience as an investment adviser to an investment company.

    Under the Management Agreement, the Manager has overall responsibility, subject to the supervision of the Board of Trustees, for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Fund by the Sub-Adviser. The Manager is also responsible for monitoring and evaluating the Sub-Advisers on a periodic basis, and will consider their performance records with respect to the investment objectives and policies of each Fund. The Manager also provides certain administrative services necessary for the Funds' operations including: (i) coordination of the services performed by the Funds' custodian, independent auditors and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC; (iii) preparation of proxy statements and shareholder reports for the Funds; (iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (v) furnishing office space and certain facilities required for conducting the business of the Funds.

    Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities for one or more Funds in the event that at any time no Sub-Adviser is engaged to manage the assets of a Fund. The Management Agreement may be terminated without penalty by the vote of the Board of Trustees or the shareholders of the Fund, or by the Manager, upon 60 days' written notice by any party to the Agreement and will terminate automatically if assigned as that term is described in the 1940 Act.

    The Trust pays the Manager for its services under the Management Agreement a fee, payable monthly, based on the average daily net assets of each Fund at the following annual rates:

           FUND                               MANAGEMENT FEE
           ----                               --------------
           ING Intermediate Bond Fund....          0.50%
           ING High Yield Bond Fund......          0.65%
           ING International Bond Fund...          1.00%
           ING Mortgage Income Fund......          0.50%

THE SUB-ADVISERS

    The Manager has entered into Sub-Advisory Agreements with the Sub-Advisers. Under the Agreements, the Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities and other investments. Each Sub-Advisory Agreement may be terminated without penalty by the Manager, the Board of Trustees or the shareholders of the respective Fund, or by the Sub-Adviser, on 60 days' written notice by any party to the Sub-Advisory Agreement and will terminate automatically if assigned as that term is described in the 1940 Act. Each of the Sub-Advisers is a wholly owned indirect subsidiary of ING Group and is an affiliate of the Manager. The Manager may make changes to the sub-advisory arrangements provided that it will not make any changes that would constitute an assignment (as defined under the 1940 Act) of an advisory agreement unless such actions are permissible under the 1940 Act, the rules thereunder or pursuant to relief granted by the SEC.

    Baring International Investment Limited. The Manager has retained BIIL located at 155 Bishopsgate, London, along with its affiliates, BAM and BIFL, to act as co-sub-advisers to the ING International Bond Fund. BAM is located at 125 High Street, Boston, MA 02110 and BIFL is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BIIL, BAM and BIFL may be referred to herein as "Co-Sub-Advisers". BIIL, BAM and BIFL are registered with the SEC and provide investment management services to clients located around the world. BIIL, BAM and BIFL are wholly owned subsidiaries of Baring Asset Management Holdings Limited ("BAMHL"). BAMHL, a company registered in England and Wales, is the parent of the world-wide group of investment management companies that operate under the collective name Baring Asset Management (the "BAM Group").

    BAM Group provides global investment management services and maintains major investment offices in Boston, London, Hong Kong and Tokyo, and together with its predecessor corporation was founded in 1762. BAM Group provides advisory services to regulated investment companies, institutional investors, offshore investment companies, insurance companies and private clients. As of September 30, 1998, Baring Asset Management managed approximately $40.1 billion of assets.

    The ING International Bond Fund is managed by Mr. Paul Thursby, a member of a team of eight investment professionals. The team has an average of 17 years of investment experience. Mr. Thursby has been an investment professional with BAMHL and BIIL since 1981 and has 18 years of investment experience.

    Pursuant to the Sub-Advisory Agreements, the Manager (not the Trust) pays to the Co-Sub-Advisers a monthly fee based on the average daily net assets of the Fund at an annual rate of 0.50%.

    The figures following show past performance of the Co-Sub-Advisers in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING International Bond Fund. The performance is not necessarily representative of the past performance of the above-referenced team or any individual of the team. Information presented is based on performance data provided by the Co-Sub-Advisers. The past performance does not represent the ING International Bond Fund's performance, as it is newly organized and has no performance record of its own. The table shows the total returns for a composite of the actual performance of international fixed income accounts managed by the Co-Sub-Advisers for various periods ended September 30, 1998, as adjusted for the projected annual expenses for the ING International Bond Fund's Class I shares during its initial fiscal period as set forth in the Fee Table in this Prospectus. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the Salomon Brothers World Government Bond Non-U.S. Dollar Index ("SWGB ex-U.S. $ Index"), an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

    The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING International Bond Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING International Bond Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDING SEPTEMBER 30, 1998

INTERNATIONAL BOND COMPOSITE

                                              SWGB
                                            EX-U.S.$
                                CLASS I      INDEX
                                -------      -----
         1 Year                 16.72%       10.35%
         3 Years                12.24%        4.41%
         5 Years                10.99%        7.20%
         10 Years               12.09%        9.13%

    ING Investment Management LLC. The Manager has retained IIM, located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327 to act as sub-adviser to the ING Intermediate Bond Fund, ING High Yield Bond Fund and the ING Mortgage Income Fund. IIM is a Delaware limited liability company which is engaged in the business of providing investment advice to portfolios which, as of September 30, 1998, were valued at $26.7 billion. IIM is registered with the SEC as an investment adviser. IIM is also a sub-adviser to other registered investment companies.

    Each Fund is managed by a team of IIM investment professionals. Mr. James Kauffmann, with more than 11 years of investment experience, leads a team of three investment professionals managing the ING Intermediate Bond Fund. Mr. Kauffmann received his undergraduate degree from Purdue University and his MBA from Harvard University. Mr. Robert Bowman, who has more than 20 years of investment experience, leads a team of five investment professionals in managing the ING High Yield Bond Fund. Mr. Bowman is a Senior Vice President and Managing Director at IIM. Mr. Jeffrey Seel, with more than 20 years of investment management experience, leads a team of investment professionals in managing the ING Mortgage Income Fund. Mr. Seel received both his undergraduate degree and his MBA from Syracuse University.

    Pursuant to the Sub-Advisory Agreement, the Manager (not the Trust) pays to IIM a monthly fee based on the average daily net assets of each Fund at the following annual rates:

         FUND                                 INVESTMENT SUB-ADVISORY FEE
         ----                                 ---------------------------
         ING Intermediate Bond Fund....                 0.250%
         ING High Yield Bond Fund......                 0.325%
         ING Mortgage Income Fund......                 0.250%

THE DISTRIBUTOR

    ING Funds Distributor, Inc. acts as distributor and is located at 1475 Dunwoody Drive, West Chester, PA 19380. As distributor, the Distributor sells shares of each Fund on behalf of the Trust.

FUND ACCOUNTANT, TRANSFER AGENT AND ACCOUNT
SERVICES

    ING Fund Services has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account services and other services. Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses and $17 per an account for transfer agency services plus out-of-pocket expenses. ING Fund Services has retained DST to act as the Funds' transfer agent and First Data to act as the Funds' fund accounting agent. DST is located at 333 W. 11th Street, Kansas City, MO 64105, and First Data is located at 4400 Computer Drive, Westborough, MA 01581-5120.

DISTRIBUTION EXPENSES

    The Funds have not adopted a Plan of Distribution with respect to the Class I shares. Accordingly, there are no distribution expenses attributable to the Class I shares.

SHAREHOLDER SERVICING PLAN

    The Funds have not adopted a Shareholder Servicing Plan with respect to the Class I shares. Accordingly there are no shareholder servicing expenses attributable to the Class I shares.

OTHER EXPENSES

    Each Fund bears all costs of its operations other than expenses specifically assumed by the Manager. The costs borne by the Funds include, but are not limited to, legal and auditing expenses; Trustees' fees and expenses; insurance premiums; custodian; transfer agent, fund accounting and account servicing fees and expenses (as paid through ING Fund Services to third party agents); expenses incurred in acquiring or disposing of the Funds' portfolio securities; expenses of registering and qualifying the Funds' shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on the Funds' portfolio securities and pricing of the Funds' shares; expenses of maintaining the Funds' legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Expenses of the Funds directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among all of the Funds in relation to the net assets of each Fund.

PORTFOLIO TRANSACTIONS

    Pursuant to the Sub-Advisory Agreements, the Sub-Adviser places orders for the purchase and sale of portfolio investments for the Funds' accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of equity and debt securities for the account of the Funds, the Sub-Adviser will seek the best execution of the Funds' orders. Purchases and sales of portfolio debt securities for the Funds are generally placed by the Sub-Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Funds. Trading of portfolio debt securities does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Sub-Adviser may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Sub-Adviser an amount of disclosed commissions for executing a securities transaction for the Funds in excess of the commissions another broker-dealer would have charged if the Sub-Adviser believes the commission paid is reasonable in relation to the value of the brokerage and research services received by the Sub-Adviser. Broker-dealers are selected on the basis of a variety of factors such as reputation, capital strength, size and difficulty of order, sale of Fund shares and research provided to the Sub-Adviser. The Sub-Adviser may allocate purchase and sales orders for portfolio securities to broker-dealers that are affiliated with the Manager, the Sub-Adviser or Distributor in agency transactions, if the Sub-Adviser believes the quality of the transaction and commissions are comparable to what they would be with other qualified brokerage firms.

                              FUND SHARE VALUATION

    The net asset value per share of the Funds is calculated at 4:00 p.m. (Eastern time), Monday through Friday, on each day the New York Stock Exchange is open for business (a "Business Day"), which excludes the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class is computed by dividing the value of the net assets of each class (i.e., the value of the assets less the liabilities) by the total number of outstanding shares of each class. All expenses, including fees paid to the Manager, ING Fund Services and the Distributor, are accrued daily and taken into account for the purpose of determining the net asset value. Expenses directly attributable to a Fund are charged to the Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund, or on another reasonable basis. Within each class, the expenses are allocated proportionately based on the net assets of each class, except class specific expenses which are allocated directly to the respective class.

    Securities listed on an exchange or over-the-counter are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the average of the last bid and asked prices is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of pricing services and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

    With respect to options contracts entered into by a Fund, the premium received is recorded as an asset and equivalent liability, and thereafter the liability is adjusted to the market value of the option determined in accordance with the preceding paragraph. The premium paid for an option purchased by the Fund is recorded as an asset and subsequently adjusted to market value.

                             PURCHASE OF FUND SHARES

HOW TO PURCHASE SHARES

    Orders for the purchase of shares will be executed at the net asset value per share next determined after an order has been received. The minimum initial investment in a Fund is $1,000. Any subsequent investments must be at least $50. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. Contributions to qualified retirement plans are subject to prevailing limits set by the Internal Revenue Service. An annual maintenance fee is imposed per a taxpayer identification number per a plan type. The Funds reserve the right to reject any purchase order. All investments may be made using any of the following methods:

    By Mail. A completed Account Application together with a check payable to ING Funds Trust should be forwarded to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. Third party and foreign checks will not be accepted. Please include the Fund name and your account number on all checks. The remittance slip from a confirmation statement should be used for this purpose.

    Through an Authorized Broker or Investment Adviser. Shares are available to new and existing shareholders through authorized brokers and investment advisers. Authorized brokers and investment advisers may impose additional requirements and charges for the services rendered. Please contact your broker or investment adviser for instructions on purchasing shares through their organization.

    Alternatively, your retirement plan administrator may establish separate policies and procedures concerning the purchase of shares (including, but not limited to, how to purchase shares and minimum necessary initial and subsequent investment amounts) and the completion of documentation related to the purchase of Fund shares. Please consult with your retirement plan administrator to determine if any such separate policies and procedures apply to you.

DESCRIPTION OF CLASS I SHARES

    Class I shares are currently offered only to retirement plans affiliated with ING Group. The public offering price of Class I shares is the net asset value of the applicable Fund's shares.

MINIMUM ACCOUNT BALANCE

    If (i) an account opened in a Fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (ii) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the Fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a Fund determines that a shareholder has provided incorrect information in opening an account with a Fund or in the course of conducting subsequent transactions with the Fund related to such account, the Fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

                            REDEMPTION OF FUND SHARES

HOW TO REDEEM SHARES

    Shareholders may redeem their shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge at the net asset value next determined after a redemption request in good order has been received by the applicable Fund. In the instance where a shareholder owns more than one class of shares and the shares being redeemed are not subject to a contingent deferred sales charge, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

    Where purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

    Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates. No interest or additional dividends will be earned on amounts represented by uncashed redemption checks.

    To ensure acceptance of your redemption request, it is important to follow the procedures described below. The Funds may modify or terminate their services and provisions at any time. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

    By Mail. You may redeem your shares by sending a letter directly to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. To be accepted, a letter requesting redemption must include: (i) the Fund name and account registration from which you are redeeming shares; (ii) your account number; (iii) the amount to be redeemed and (iv) the signatures of all registered owners. A signature guarantee may be required as indicated below. Corporations, partnerships, trusts or other legal entities will be required to submit additional documentation.

    Through an Authorized Broker or Investment Adviser. You may redeem your shares by contacting your authorized broker or investment adviser and instructing him or her to redeem your shares. He or she will then contact ING Fund Services and place a redemption trade on your behalf.

    Alternatively, your retirement plan administrator may establish separate policies and procedures concerning the redemption of shares (including, but not limited to, how to redeem shares) and the completion of documentation related to the redemption of Fund shares. Please consult with your retirement plan administrator to determine if any such separate policies and procedures apply to you.

SIGNATURE GUARANTEES

    A signature guarantee is designed to protect the investor, the Trust, the Distributor, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of ING Funds. Signature guarantees are required for: (i) redemptions by mail in excess of $50,000; (ii) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (iii) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days; (iv) requests to transfer the registration of shares to another owner; and (v) written redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

    Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (i) a signature guarantee with a medallion stamp of the STAMP Program, or (ii) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should call the Funds at 1-877-INFO-ING.

REDEMPTION IN KIND

    All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner in which the securities of that Fund are valued. If the recipient were to sell such securities he or she may receive more or less than the value of such securities as determined above, and might incur brokerage charges.

                             EXCHANGE OF FUND SHARES

HOW TO EXCHANGE SHARES

    The Funds offer several convenient ways to exchange shares in one Fund for shares in the same class of another Fund in the Trust. All exchanges will be made based on the net asset value next determined following receipt of the request by a Fund in good order.

    A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. Before engaging in an exchange transaction, a shareholder should read carefully the prospectus describing the Fund into which the exchange will occur, which is available without charge and can be obtained by calling the Funds at 1-877-INFO-ING. A shareholder may not exchange shares of one Fund for shares of another Fund if the new Fund is not qualified for sale in the state of the shareholder's residence. The Trust may terminate or amend the terms of the exchange privilege at any time upon at least 60 days' prior written notice to shareholders of any modification or termination of the exchange privilege.

    Shareholders will receive written confirmation of the exchange following completion of the transaction. You may exchange your shares using any of the following methods:

    Exchange by Mail. To exchange Fund shares by mail, simply send a letter of instruction to the Fund. The letter of instruction must include: (i) your account number; (ii) the Fund from and the Fund into which you wish to exchange your investment; (iii) the dollar or share amount you wish to exchange; and (iv) the signatures of all registered owners or authorized parties.

    Auto-Exchange Privilege. The Auto-Exchange Privilege enables you to invest regularly (on a monthly, quarterly, semi-annual or annual basis), in exchange for shares of the Fund, in shares of certain other funds in the ING Family of Funds of which you are a shareholder. The amount you designate, which can be expressed either in terms of a specific dollar or share amount ($50 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule you have selected. Shares will be exchanged at the then-current net asset value; however, a sales load may be charged with respect to exchanges into funds sold with a sales load. The right to exercise this privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this privilege at any time by mailing written notification to the ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. The Fund may charge a service fee for the use of this privilege. No such fee currently is contemplated. For more information concerning this privilege and the funds in the ING Family of Funds eligible to participate in this privilege, or to obtain a Auto-Exchange Authorization Form, please call the Funds at 1-877-INFO-ING.

    Alternatively, your retirement plan administrator may establish separate policies and procedures concerning the exchange of shares and the completion of documentation related to the exchange of Fund shares. Please consult with your retirement plan administrator to determine if any such separate policies and procedures apply to you.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

    Dividends and distributions will be reinvested in the respective shares of the Funds at net asset value. Dividends declared in, and attributable to, the preceding period will be paid within five business days after the end of the period. Investors who redeem all or a portion of Fund shares prior to a dividend payment date will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

TAX MATTERS

    All Funds. Each Fund intends to qualify and elect to be treated as a regulated investment company and intends to continue to qualify to be treated as a regulated investment company for each taxable year pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying and electing, each Fund generally will not be subject to Federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

    Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes, among other items, dividends and interest and the excess, if any, of net short-term capital gains (generally including any net option premium income) over net long-term capital losses). The Funds will declare distributions of such income daily and pay those dividends monthly. Each Fund intends to distribute, at least annually, substantially all net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

    So long as the Funds qualify as regulated investment companies for federal income tax purposes, each Fund, in computing its income subject to federal income tax, is entitled to deduct all dividends other than "preferential" dividends paid by it to its shareholders during the taxable year. "Preferential" dividends are dividends other than dividends which have been distributed to shareholders pro rata without preference to any share of the Fund as compared with other shares of the same class and without preference to one class of shares as compared with another, except in accordance with the former's dividend rights as a class. The Funds believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds would not result in dividends being treated as "preferential." The Funds' belief is not binding on the Internal Revenue Service (the "IRS"), no ruling has been obtained by the Funds from the IRS on the matter and there can be no guarantee that the IRS will agree with the Funds on this matter. The Funds' belief is based on the application of current federal income tax law and relevant authorities, and subsequent changes in federal tax law or judicial or administrative decisions or pronouncements may supercede or affect the Funds' conclusions. The Funds do not believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds has been considered by the IRS in other rulings. If dividends declared and paid by a Fund on any class of shares were to be treated as "preferential," dividends paid by the Fund to shareholders on all classes, of shares during the taxable year would become non-deductible. In this event, the Fund would not be treated as a regulated investment company and the Fund would be taxed on its net income, without any deductions for dividends paid to its shareholders. The resulting federal and state income tax liability, and any related interest and penalties, would be payable from and to the extent of such Fund's then available assets and ultimately would be borne by all current shareholders. The treatment of dividends declared and paid during the taxable year on any class of shares as preferential, and the resulting failure of a Fund to be treated as a regulated investment company, could have additional personal income tax consequences for shareholders of the Fund, including the taxation of distributions as ordinary income that otherwise would have been classified as net capital gains.

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
    The amount declared each day as a dividend may be based on projections of estimated monthly net investment income and may differ from the actual investment income determined in accordance with generally accepted accounting principles. An adjustment will be made to the dividend each month to account for any difference between the projected and actual monthly investment income.

    Earnings of the Funds not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of this tax, each Fund intends to comply with this distribution requirement.

    It is expected that dividends and interest from non-U.S. sources received by a Fund will be subject to non-U.S. withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable United States income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

    The Funds may be required to withhold for Federal income tax ("backup withholding") 31% of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct taxpayer identification number or to make required certifications, or where a Fund or shareholder has been notified by the IRS that the shareholders is subject to backup withholding. Most corporate shareholders and certain other shareholders specified in the Code are exempt from backup withholding.

    Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as qualified retirement plans. THE FOREGOING DISCUSSION IS INCLUDED FOR SHAREHOLDERS THAT ARE EXEMPT FROM FEDERAL INCOME TAXES. SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS AS TO THE FEDERAL, STATE AND LOCAL TAX CONSEQUENCES OF OWNERSHIP OF SHARES OF THE FUNDS IN THEIR PARTICULAR CIRCUMSTANCES.

               DESCRIPTION OF SECURITIES AND INVESTMENT PRACTICES

    The following is a description of investment practices of the Funds and the securities in which they may invest:

    U.S. Treasury Obligations (All Funds). The Funds may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the United States Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

    U.S. Government Securities (All Funds). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the GNMA. Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor in the obligation must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

    Commercial Paper (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and United States Government agencies and instrumentalities, subject to the rating requirements specified for each Fund.

    Corporate Debt Securities (All Funds). The Funds may purchase corporate debt securities, subject to the rating and quality requirements specified with respect to each Fund. The Funds may invest in both rated commercial paper and rated corporate debt obligations of foreign issuers that meet the same quality criteria applicable to investments by the Funds in commercial paper and corporate debt obligations of domestic issuers.

    Mortgage-Backed Securities (All Funds). Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA and FHLMC; (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement. See "Private Mortgage Pass-Through Securities" below. The Funds may invest in adjustable rate and fixed rate mortgage securities.

    The Funds may invest in mortgage-backed securities and other derivative mortgage products, including those representing an undivided ownership interest in a pool of mortgages, e.g., GNMA, FNMA and FHLMC certificates where the U.S. Government or its agencies or instrumentalities guarantees the payment of interest and principal of these securities. These guarantees do not extend to the yield or value of the securities or the Fund's shares. See "Investment Objective and Policies -- Mortgage-Related Securities -- Non-Agency Mortgage-Backed Securities" in the SAI. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The value of these securities is likely to vary inversely with fluctuations in interest rates.

    Mortgage-backed securities are subject to the risk that the principal on the underlying mortgage loans may be prepaid at any time. Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment. During periods of rising interest rates, the rate of prepayment of mortgages underlying mortgage-backed securities can be expected to decline, extending the projected average maturity of mortgage-backed securities. A decline in the rate of repayment may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

    Collateralized Mortgage Obligations and Multiclass Pass-Through Securities (All Funds). A collateralized mortgage obligation ("CMO") is a security issued by a corporation or U.S. Government agency or instrumentality which is backed by a portfolio of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. Multiclass pass-through securities are equity interests in a trust composed of mortgages or mortgage-backed securities. Payments of principal of and interest on the underlying mortgage assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). All future references to CMOs include securities issued by REMICs and multiclass pass-through securities.

    In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a tranche, is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the underlying mortgage assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments.

    In reliance on rules and interpretations of the Commission, the Funds' investments in certain qualifying CMOs and REMICs are not subject to the 1940 Act's limitation on acquiring interests in other investment companies. See "Investment Objective and Policies -- Mortgage-Related Securities -- Collateralized Mortgage Obligations" in the SAI.

    Stripped Mortgage-Backed Securities (All Funds). The Funds may invest in mortgage-backed security strips ("MBS strips") (i) issued by the U.S. Government or its agencies or instrumentalities or (ii) issued by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing (derivative multiclass mortgage securities). MBS strips are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially adversely affected. See "Investment Objective and Policies -- Mortgage-Related Securities" in the SAI. Derivative mortgage-backed securities such as MBS strips are highly sensitive to changes in prepayment and interest rates.

    Private Mortgage Pass-Through Securities (All Funds). Private mortgage pass-through securities are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, such securities generally are structured with one or more types of credit enhancement.

    Adjustable Rate Securities (ING High Yield Bond Fund, ING Intermediate Bond Fund and ING Mortgage Income Fund). The Funds are permitted to invest in adjustable rate or floating rate debt securities, including corporate securities, securities issued by U.S. Government agencies and mortgage-backed securities, whose interest rate is calculated by reference to a specified index such as the constant maturity Treasury rate, the T-bill rate or LIBOR (London Interbank Offered Rate) and is reset periodically. Adjustable rate securities allow the Funds to participate in increases in interest rates through these periodic adjustments. The value of adjustable or floating rate securities will, like other debt securities, generally vary inversely with changes in prevailing interest rates. The value of adjustable or floating rate securities is unlikely to rise in periods of declining interest rates to the same extent as fixed rate instruments of similar maturities. In periods of rising interest rates, changes in the coupon will lag behind changes in the market rate resulting in a lower net asset value until the coupon resets to market rates.

    Structured Securities (ING Intermediate Bond Fund and ING High Yield Bond
Fund). The Funds may invest in structured notes and/or preferred stocks, the value of which is linked to currencies, interest rates, other commodities, indices or other financial indicators. The securities differ from other securities in which the Funds may invest in several ways. For example, the coupon, dividend and/or redemption amount at maturity may be increased or decreased depending on the value of the underlying instrument.

    Investment in structured securities involves certain risks. In addition to the credit risk of the issuer and the normal risks of changes in interest rates, the redemption amount may increase or decrease as a result of price changes in the underlying instrument. Further, in the case of certain structured securities, the coupon and/or dividend may be reduced to zero, and any further declines in the value of the underlying instrument may then reduce the redemption amount payable at maturity. Finally, structured securities may have more volatility than the price of the underlying instrument.

    Asset-Backed Securities (All Funds). The Funds are permitted to invest in asset-backed securities, subject to the rating and quality requirements specified with respect to each such Fund. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Funds' investment objectives, policies and quality standards, a Fund may invest in these and other types of asset-backed securities which may be developed in the future.

    Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

    Preferred Stocks (All Funds). Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with

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interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

    Investment in Foreign Securities (ING Intermediate Bond Fund, ING International Bond Fund and ING High Yield Bond Fund). The Funds may invest in securities of foreign governmental and private issuers. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries.

    Securities of Foreign Governments and Supranational Organizations (ING Intermediate Bond Fund and ING International Bond Fund). The Funds may invest in U.S. and non-U.S. dollar-denominated debt securities issued by foreign governments, their political subdivisions, governmental authorities, agencies and instrumentalities and supranational organizations. A supranational organization is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational organizations include, among others, the International Bank for Reconstruction and Development (World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-American Development Bank, the Asian Development Bank, and the African Development Bank. The Funds may also invest in "quasi-government securities" which are debt obligations issued by entities owned by either a national, state or equivalent government or are obligations of such a government jurisdiction which are not backed by its full faith and credit and general taxing powers.

    Investing in foreign government and quasi-government securities involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. Government. The values of foreign investments are affected by changes in governmental administration or economic or monetary policy (in the U.S. or other countries) or changed circumstances in dealings between countries. In addition, investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and lack of uniform accounting and auditing standards.

    Convertible and Exchangeable Securities (All Funds). The Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to each such Fund. Convertible securities generally offer fixed interest or dividend yields and may be converted either at a stated price or stated rate for common or preferred stock. Exchangeable securities may be exchanged on specified terms for common or preferred stock. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer.

    Domestic and Foreign Bank Obligations (All Funds). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Funds will not invest in any obligations of their affiliates, as defined under the 1940 Act.

    Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Sub-Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds.

    Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing in more than seven days may not exceed 15% of the value of the net assets of a Fund.

    Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

    Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

    STRIPS and Zero Coupon Securities (All Funds). Each Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. The Funds will not actively trade in STRIPS.

    The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

    Municipal Commercial Paper (ING Intermediate Bond Fund). Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase at least: (i) "Prime-1" by Moody's or A-1 by S&P, or (ii) in a comparable rating category by any two of the NRSROs that have rated commercial paper or (iii) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (iv) if not rated, is, in the opinion of the Sub-Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

    Issuers of municipal commercial paper rated "Prime-1" have a "superior capacity for repayment of short-term promissory obligations." The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." See the Appendix to the SAI for a more complete description of securities ratings.

    Municipal Notes (ING Intermediate Bond Fund). Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (i) MIG 1 or VMIG 1 by Moody's or SP-1 by S&P or (ii) in a comparable rating category by only one such organization, if it is the only organization that has rated the notes, or (iii) if not rated, are, in the opinion of the Sub-Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

    Notes rated "MIG 1" and "VMIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk.

    Municipal Bonds (ING Intermediate Bond Fund). Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes -- such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Investments in municipal bonds are limited to bonds which are rated at the time of purchase "BBB" or better by a NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase.

    Floating Rate Instruments (ING Intermediate Bond Fund). Certain municipal obligations which the Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. Such obligations may carry a demand or "put" feature which would permit the holder to tender them back to the issuer (or to a third party) at par value prior to maturity. The Fund's Sub-Adviser will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuers of such obligations, and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due, which may affect the ability of the issuer of the instrument to make payment when due.

    Variable rate demand obligations (All Funds). Variable rate demand obligations have a maturity of five to twenty years but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. Generally, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity. The remarketing agent is typically a financial intermediary that has agreed to perform these services. Variable rate master demand obligations permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Funds, as lender, and the borrower. Because the obligations are direct lending arrangements between the Funds and the borrower, they will not generally be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The borrower also may prepay up to the full amount of the obligation without penalty. While master demand obligations, as such, are not typically rated by credit rating agencies, if not so rated, a Fund may, under its minimum rating standards, invest in them only if, in the opinion of the Sub-Adviser, they are of an investment quality comparable to other debt obligations in which the Funds may invest. See the SAI for further details on variable rate demand obligations and variable rate master demand obligations.

    Other Open-End and Closed-End Investment Companies (All Funds). Each Fund may invest in shares of other open-end and closed-end management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment. The purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

    Options on Securities (All Funds). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter ("OTC") options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put option, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

    The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

    The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the

Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

    Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

    The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. The Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

    Dollar Roll Transactions (All Funds). The Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds' use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. The Funds will engage in roll transactions primarily for the purpose of acquiring securities for its portfolio and not for investment leverage.

    Swap Agreements (All Funds). To manage its exposure to different types of investments, the Funds may enter into interest rate, total return, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments to a fixed interest rate on the same amount for a specified period. Total return swap agreements are similar to interest rate swap agreements, except the numerical amount is tied to a market-linked return. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

    Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. Swap agreements involve risks depending upon the counterparties creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Sub-Advisers monitor the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

    Futures, Related Options and Options on Indices (All Funds). Each Fund may attempt to reduce the risk of investments by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on indices traded on national securities exchanges. A Fund may hedge a portion of its portfolio by purchasing such instruments during a market advance or when the Sub-Adviser anticipates an advance. In attempting to hedge a portfolio, the Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. The Fund will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

    An index assigns relative weighting to the securities in the index, and the index generally fluctuates with changes in the market values of these securities. An index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund will sell index futures only if the amount resulting from the multiplication of the then current level of the indices upon which such futures contracts are based, and the number of futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets.

    When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

    In the case of options on index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in the index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."

    During a market decline or when the Sub-Adviser anticipates a decline, the Fund may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on an index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Sub-Adviser anticipates an advance, the Fund may hedge a portion of its portfolio by purchasing futures, options on these futures or options on indices. This affords a hedge against the Fund not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. The Fund will sell options on futures and on indices only to close out existing positions.

    Interest Rate Futures Contracts (All Funds). The Funds may, to a limited extent, enter into interest rate futures contracts -- i.e., contracts for the future delivery of securities or index-based futures contracts -- that are, in the opinion of the Sub-Adviser, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect a Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of a Fund's current portfolio securities. The Funds will engage in such transactions primarily for bona fide hedging purposes.

    Options on Interest Rate Futures Contracts (All Funds). The Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

    Foreign Exchange Contracts (ING Intermediate Bond Fund, ING International Bond Fund and ING High Yield Bond Fund). Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. When investing in foreign securities, the Funds usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Funds incur foreign exchange expenses in converting assets from one currency to another.

    The Funds may enter into foreign currency forward contracts or currency futures for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time for the contract. This method of attempting to hedge the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Funds do not intend to maintain a net exposure to such contracts where the fulfillment of the Funds' obligations under such contracts would obligate the Funds to deliver an amount of foreign currency in excess of the value of the Funds' portfolio securities or other assets denominated in the currency. The Funds will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if the Sub-Adviser fails to predict currency values correctly.

    "When-Issued" and "Forward Commitment" Transactions (All Funds). The Funds may purchase securities on a when-issued and delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets equal to the value of purchase commitments will be maintained until payment is made. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value. For further information, see the SAI.

    Warrants (All Funds). The Funds may purchase warrants. A warrant gives the purchaser the right to purchase securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of a warrant typically is much lower than the current market price of the underlying securities and therefore are subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

    Loans of Portfolio Securities (All Funds). To increase current income, each Fund may lend its portfolio securities in an amount up to 33 1/3% of each such Fund's total assets to brokers, dealers and financial institutions, provided certain conditions are met, including the condition that each loan is secured continuously by collateral maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned. These transactions involve a loan by the applicable Fund and are subject to the same risks as repurchase agreements. For further information, see the SAI.

    Repurchase Agreements (All Funds). The Funds may enter into repurchase agreements with any bank and broker-dealer which, in the opinion of the Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. Each Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven business days or in securities for which market quotations are not readily available. For more information about repurchase agreements, see "Investment Policies" in the SAI.

    Borrowing (All Funds). Each Fund may borrow up to 33 1/3% of its net assets to purchase securities and for temporary purposes. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Fund's shares. The Funds also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

    Reverse Repurchase Agreements (All Funds). Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

    Portfolio Turnover. The Funds generally will not engage in the trading of securities for the purpose of realizing short-term profits, but each Fund will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, each Fund may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if a Fund considers it advantageous to purchase or sell securities. The Funds do not anticipate that the respective annual portfolio turnover rates will exceed the following: ING Intermediate Bond Fund 300%; ING High Yield Bond Fund 150%; ING International Bond Fund 150%; and ING Mortgage Income Fund 200%. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by each Fund and its shareholders.

                         RISKS OF INVESTING IN THE FUNDS

    General. The price per share of each of the Funds will fluctuate with changes in value of the investments held by the Fund. For example, the value of a Fund's shares will generally fluctuate inversely with the movements in interest rates. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by the Fund. There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Sub-Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each diversified Fund (i.e. all funds except the ING International Bond
Fund) is managed within certain limitations that restrict the amount of the Fund's investment in any single issuer.

    Risk Factors Regarding Foreign Securities. Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

    Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

    Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation and limitations on the removal of funds or other assets could severely affect the value of the Funds' investments.

    Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, audition and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.

    Market Risk. The securities markets in many of the countries in which the Funds invests will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

    Fixed Income Securities. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Changes by a NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

    Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

    High Yield Bond Market (ING High Yield Bond Fund and ING Intermediate Bond
Fund). The ING High Yield Bond Fund normally invests at least 65% of its total assets in high yield, high risk bonds. The ING Intermediate Bond Fund also may invest more than 5% of its total assets in high yield, high risk bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. These bonds also may be subject to call risk. During periods of declining interest rates, call risk tends to accelerate. Accordingly, any calls on these securities held by a Fund reduces the Sub-Adviser's ability to maintain positions in high-yielding securities.

    Certain high yield bonds carry particular market risks. Zero coupon, deferred interest and PIK bonds, which are issued at deep discounts, may experience greater volatility in market value. Asset and mortgage-backed securities, including collateralized mortgage obligations, in addition to greater volatility, may carry prepayment risks.

    In seeking to achieve a Fund's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in the Fund's portfolio will be unavoidable. Moreover, medium- and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but will be reflected in the net asset value of the Fund.

    The secondary market for high yield securities may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The limited liquidity of the market may also adversely affect the ability of a Fund to arrive at a fair value for certain high yield securities at certain times and could make it difficult for the Fund to sell certain securities. In addition, new laws and potential new laws may have an adverse effect upon the value of high yield securities and a concomitant negative impact upon the net asset value of a share of the Fund.

    A Fund may buy high yield, fixed income securities during an initial underwriting. These securities involve special risks because they are new issues. The Sub-Advisers will carefully review their credit and other characteristics. The Funds have no arrangement with its underwriter or any other person concerning the acquisition of these securities.

    Risks of Options and Futures Contracts. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

    The Funds' successful use of index futures contracts, options on such contracts and options on indices depends upon the ability of the Sub-Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in the underlying securities in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. The Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that the Sub-Adviser possesses the skills necessary for the successful utilization of such transactions.

    The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash to cover the futures and options.

    Risks of Techniques Involving Leverage. Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Sub-Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

    Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occurs when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

    The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

    Non-diversified Investment Companies. The ING International Bond Fund is classified as a non-diversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

    Mortgage-Backed Securities. Mortgage-backed securities are subject to the risk that the principal on the underlying mortgage loans may be prepaid at any time. Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment. During periods of rising interest rates, the rate of prepayment of mortgages underlying mortgage-backed securities can be expected to decline, extending the projected average maturity of mortgage-backed securities. A decline in the rate of repayment may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

    Year 2000. Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Manager and the Funds' other service providers do not properly process and calculate date-related information for the year 2000 and beyond. The Funds have been informed that the Manager, and the Funds' other service providers (i.e., Sub-Adviser, Administrator, Transfer Agent, Fund Accounting Agent, Distributor and Custodian) have developed and are implementing clearly defined and documented plans to minimize the risk associated with the Year 2000 problem. These plans include the following activities: inventorying of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems and retesting for Year 2000 readiness. In addition, the service providers are obtaining assurances from their vendors and suppliers in the same manner. Non-compliant Year 2000 systems upon which the Fund is dependent may result in errors and account maintenance failures. The Funds have no reason to believe that (i) the Year 2000 plans of the Manager and the Funds' other service providers will not be completed by December, 1999, and (ii) the costs currently associated with the implementation of their plans will have material adverse impact on the business, operations or financial condition of the Funds or their service providers.

    In addition, the Year 2000 problem may adversely affect the companies in which the Funds invest. For example, these companies may incur substantial costs to correct the problem and may suffer losses caused by data processing errors. Since the ultimate costs or consequences of incomplete or untimely resolution of the Year 2000 problem by the Funds' service providers are unknown to the Funds at this time, no assurance can be made that such costs or consequences will not have a material adverse impact on the Funds or their service providers.

    The Funds and the Manager will continue to monitor developments relating to the Year 2000 problem, including the development of contingency plans for providing back-up computer services in the event of a systems failure.

    European Economic and Monetary Union. Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." Each such participating country anticipates replacing its existing currency with the Euro on January 1, 1999. Other European countries may participate after that date. This conversion presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; the establishment of exchange rates for existing currencies and the Euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economical risks, could cause market disruptions before or after the interaction of the Euro, and could adversely affect the value of securities held by the Funds.

    The Funds have been informed that the Manager, and the Funds' other service providers, as applicable, are taking steps to minimize the risk associated with the conversion. In addition, where appropriate, certain service providers are obtaining assurances from their vendors in the same manner.

    Since the ultimate consequences of the conversion are unknown to the Funds at this time, no assurance can be made that such consequences will not have a material adverse impact on the Funds. The Funds and the Manager will continue to monitor developments relating to the conversion.

                                OTHER INFORMATION

CAPITALIZATION

    ING Funds Trust was organized as a Delaware business trust on July 30, 1998 and currently consists of 23 separately managed portfolios, each of which is divided into Class A, B, C, X and I shares, except for the ING National Tax-Exempt Bond Fund and ING National Tax-Exempt Money Market Fund, which are not offering Class X or Class I shares. The Board of Trustees may establish additional portfolios in the future. The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Funds are fully paid, non-assessable and freely transferable.

VOTING

    Shareholders have the right to vote in the election of Trustees and on any and all matters on which, by law or under the provisions of the Trust Instrument, they may be entitled to vote. The Funds are not required to hold regular annual meetings of shareholders and do not intend to do so.

    The Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Funds may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Funds and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Act. See "Other Information -- Voting Rights" in the SAI.

    Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the Prospectus, the phrase "vote of a majority of the outstanding shares" of a Fund (or the Funds) means the vote of the lesser of: (i) 67% of the shares of a Fund (or the Funds) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (ii) more than 50% of the outstanding shares of a Fund (or the Funds).

PERFORMANCE INFORMATION

    A Fund may, from time to time, include its yield and total return in advertisements or reports to shareholders or prospective investors. The methods used to calculate the yield and total return of the Funds are mandated by the SEC.

    Quotations of "yield" for a Fund will be based on the investment income per share during a particular 30 day period (including dividends and interest), less expenses accrued per share during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period, the yield is then annualized. When a yield assumes that income earned is reinvested, it is called an effective yield. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

    Quotations of yield reflect only a Fund's performance during the particular period on which the calculations are based. Yield for a Fund will vary based on changes in market conditions, the level of interest rates and the level of that Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

    Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that Fund over periods of since inception, 1, 3, 5 and 10 years (up to the life of that Fund), reflect the deduction of a proportional share of Fund expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid.

    Performance information for a Fund may be compared to various unmanaged indices, such as those indices prepared by Lipper Analytical Services, Morningstar, Salomon Government Bond Non-U.S. Dollar Index and other entities or organizations which track the performance of investment companies. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the Funds and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future. For a description of the methods used to determine yield and total return for Funds, see the SAI.

ACCOUNT SERVICES

    All transactions in shares of the Funds will be reflected in a quarterly statement for each shareholder. In those cases where a Service Organization or its nominee is the shareholder of record of shares purchased for its customer, the Funds have been advised that the statement may be transmitted to the customer at the discretion of the Service Organization.

    DST acts as the Funds' transfer agent pursuant to a Services Agreement with ING Fund Services. ING Fund Services (not the Funds) compensates DST for providing personnel and facilities to perform dividend disbursing and transfer agency-related services for the Funds.

CUSTODIAN

    Investors Fiduciary Trust Co. acts as the Funds' Custodian. Pursuant to the Custodian Agreement, the Custodian is responsible for holding each Fund's cash and portfolio securities. The Custodian may enter into sub-custodian agreements with certain qualified banks.

    Rules adopted under the 1940 Act permit investment companies to maintain their securities and cash in the custody of certain eligible foreign banks and depositories. The ING High Yield Bond Fund and the ING International Bond Fund's portfolio of non-United States securities are held by sub- custodians which are approved by the Trustees or a foreign custody manager appointed by the Trustees in accordance with these rules. The Board of Trustees has appointed the Custodian as its foreign custody manager. The determination to place assets with a particular foreign sub-custodian is made pursuant to these rules which require the consideration of a number of factors including, but not limited to, the reliability and financial stability of the sub-custodian; the sub-custodian's practices, procedures and internal controls; and the reputation and standing of the sub-custodian in its national market.

CODE OF ETHICS

    The Code of Ethics of the Manager and the Funds prohibits all affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. Both organizations maintain careful monitoring of compliance with the Code of Ethics.

COUNSEL

    Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel for the Trust and from time to time provides advice to the Manager.

SHAREHOLDER INQUIRIES

    All written shareholder inquiries should be directed to the Funds at ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. Alternatively, you may call the Funds at 1-877-INFO-ING.

MANAGER                                                                DISTRIBUTOR
     ING Mutual Funds Management Co. LLC                                  ING Funds Distributor, Inc.
     1475 Dunwoody Drive                                                  1475 Dunwoody Drive
     West Chester, PA  19380                                              West Chester, PA  19380

SUB-ADVISERS                                                           CUSTODIAN

     Baring Asset Management, Inc.                                        Investors Fiduciary Trust Co.
     125 High Street                                                      801 Pennsylvania Street
     Boston, MA  02110                                                    Kansas City, MO  64105

     Baring International Investment Limited                           TRANSFER AGENT
     155 Bishopsgate
     London, England EC2M 3XY                                             DSY Systems, Inc.
                                                                          333 W. 11th Street
     Baring International Investment                                      Kansas City, MO  64105
     (Far East) Limited
     19/F Edinburgh Tower, The Landmark,
     15 Queens Road, Central, Hong Kong                                INDEPENDENT AUDITORS

     ING Investment Management Advisors B.V.                              Ernst & Young LLP
     Schenkkade 65, 2595 AS                                               787 Seventh Avenue
     The Hague, The Netherlands                                           New York, NY  10019

     ING Investment Management LLC                                     LEGAL COUNSEL
     5780 Powers Ferry Road, N.W., Suite 300
     Atlanta GA,  30327                                                   Paul, Weiss, Rifkind, Wharton & Garrison
                                                                          1285 Avenue of the Americas
                                                                          New York, NY  10019-6064

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